UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03101

CALVERT TAX-FREE RESERVES
(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: December 31

Date of reporting period: Six months ended June 30, 2009

Item 1. Report to Stockholders.


CALVERT TAX-FREE RESERVES

  Money Market Portfolio
  Limited-Term Portfolio
  Tax-Free Bond Fund (formerly Long-Term Portfolio)

Semi-Annual Report

June 30, 2009

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TABLE
OF CONTENTS
2	President's Letter
5	Portfolio Management Discussion
10	Shareholder Expense Example
12	Statements of Net Assets
35	Statements of Operations
37	Statements of Changes in Net Assets
41	Limited-Term Portfolio Statement of Cash Flows
42	Notes to Financial Statements
52	Financial Highlights
59	Explanation of Financial Tables
61	Proxy Voting
62	Availability of Quarterly Portfolio Holdings

Dear Shareholder:

The six months ended June 30, 2009 was a period of marked contrasts in the financial markets. The year began with markets worldwide moving lower as the fallout from the credit crisis and economic malaise continued across all parts of the globe. In the U.S., growing unemployment and bleak economic data drove stock prices down and Treasuries remained a safe haven for investors. By late March, however, things began to turn around. Investors gained confidence, encouraged by the "green shoots" in newly released economic data and the perceived success of U.S. government stimulus and monetary policies. Believing that a Depression-type scenario had been averted, investors shook off their risk aversion in June, fueling big second-quarter rallies in stocks, commodities, and many sectors of the bond market.

Volatility Reshapes the Fixed-Income Markets

During the first quarter of 2009, investors began to slowly gain confidence in non-Treasury sectors of the bond market, including municipal bonds and corporate debt. By the end of June, investors had increasingly abandoned the "safe haven" areas of the market, including U.S. Treasuries. Total returns for corporate and high-yield bonds rebounded from their 2008 lows, while Treasuries slumped. In the municipal market, worries continued over the credit quality of state and local governments, as highlighted by the woes of the state of California.

This shifting scenario presented both challenges and opportunities for Calvert's fixed-income funds, depending on their investment strategies. The tax-exempt funds struggled versus their benchmark indexes due to their short relative duration and higher credit quality. (Duration measures a portfolio's sensitivity to changes in interest rates. Generally, the longer the duration, the greater the change in price for a given change in interest rates.) During the six-month period, lower-quality securities outperformed higher-quality issues. The shape of the municipal yield curve provided longer-maturity securities with a significant yield advantage over shorter maturities and municipal rates in general slipped in the period, benefiting long durations in general. The money market funds produced returns close to their benchmarks, although absolute yield levels throughout the money market industry were at historic lows.

Cautious Optimism as Economic Headwinds Remain

The stress that has gripped the economy and financial markets since last September after the failure of Lehman Brothers has somewhat dissipated and a measure of investor confidence has been restored. In our view, the worst of the recession is likely behind us, but economic recovery will be uneven and staggered, with continuing market volatility.

Looking ahead, however, significant uncertainty remains. The national economies around the world remain noticeably weak, facing strong headwinds from high unemployment rates, constrained business growth, and a still-faltering housing market. In the U.S., consumers, the engine of economic growth, have put the brakes on spending, which is a positive for the long-term health of the economy but detrimental to short-term growth.

Fortunately, in our view, government intervention to shore up the financial system and reinvigorate the economy has begun to take hold. With concerted action on the home front, and the type of global cooperation signified at the April G20 meeting of the heads of government from 19 nations and the European Union, we believe our financial systems will recover--slowly, and with new financial oversight, transparency, and regulations in place.

Confidence in Calvert Funds

We believe that in recent months, shifts in the fixed-income investment landscape have created significant opportunities for bond investors across a wide range of sectors and maturities. However, we also expect that fixed-income markets will continue to be volatile and that the level of defaults could increase, underscoring the importance of rigorous credit research and security selection.

In December 2008, Calvert became the investment advisor to Calvert High Yield Bond Fund and Calvert Short-Term Government Fund, which are portfolios formerly managed by Summit Investment Partners. In addition, on December 31, 2008, we launched Calvert Government Fund. We look forward to managing these Funds, which will give Calvert investors more ways to diversity their bond fund allocations.

In addition, as of July 31, we welcome shareholders of Calvert Tax-Free Reserves (CTFR) Limited-Term Portfolio, CTFR Vermont Municipal Portfolio, and Calvert National Municipal Intermediate Fund to Calvert Tax-Free Bond Fund (formerly known as CTFR Long-Term Portfolio). This reorganization will give our tax-exempt fund managers more flexibility in terms of municipal investment universe and duration of holdings, allowing them to more easily optimize returns along the yield curve in any market environment.

Consult with Your Financial Advisor

If you're concerned about how to navigate the current market environment, talk with your financial advisor about whether your allocation to bonds is appropriate and well-diversified, given your goals, time horizon, and attitude toward risk.

We also encourage you to visit our newly enhanced Web site, www.calvert.com, for frequent updates and commentary on economic and market developments from Calvert professionals. We are committed to continuing our efforts to identify opportunities that emerge in the fixed-income markets while we seek to meet our investors' long-term goals for stability and income. As always, we appreciate your business and hope to continue to serve you in the months and years to come.

Sincerely,

Barbara J. Krumsiek
President and CEO
Calvert Group, Ltd.
July 2009

For more complete information on any Calvert Fund, call your advisor or visit our Web site for a prospectus. An investor should consider the investment objectives, risks, charges, and expenses of an investment carefully before investing. The prospectus contains this and other information. Read it carefully before you invest or send money.

Past performance is no guarantee of future results. Please keep in mind investment in mutual funds involves risk, including possible loss of principal invested.

Investment Climate

The first half of 2009 was a tale of two quarters. A steady stream of poor economic data throughout most of the first quarter--including monthly employment data which showed that over 2 million non-farm jobs1 had been shed during the quarter--undermined investors' fragile confidence and made the consensus economic outlook even gloomier.2 By early March, stocks had sunk to a new low and the difference in yields between bonds of high and low credit quality had widened significantly.

To quell the rising fear, the Federal Reserve (Fed) expanded its program to buy back government securities and ramped up its efforts to increase the flow of credit to businesses and consumers. The Obama administration also announced an ambitious program to restore the health of financial institutions by ridding them of toxic assets--again, in the hopes of freeing up credit for consumers.

By the end of March, most sectors of the fixed-income market started to recover--including the municipal bond market. Money market liquidity in general continued to improve throughout the quarter.

Improvement in the economic outlook and market conditions accelerated rapidly in the second quarter. A combination of better economic data, such as improving consumer confidence, and encouraging news about the stability of major financial institutions fueled big rallies in stocks, commodities, and corporate bonds. The consensus forecast for the pace of economic growth in 2009 steadily improved from the March low. Expectations for the pace of headline inflation picked up as well--from near zero percent to a modest 1.3% pace by year-end.

The fixed-income sectors (e.g. high-yield bonds and asset-backed securities) that had been most frozen thawed significantly. Also, the new Build America Bonds program (created in the economic stimulus bill enacted earlier this year) spurred the issuance of billions of dollars in new municipal bonds for capital projects, which helped drive average municipal yields down by almost half a percentage point.3

All these new federal initiatives required the Treasury Department to massively increase its borrowing. As a result, longer Treasury rates increased sharply over the first half of the year, with the 10-year Treasury yield rising 1.28 percentage points.4 On the other hand, short-term Treasury yields hovered around the near-zero-percent federal funds rate.

Outlook

We believe the worst of the recession has passed and that the economy is set to stabilize and improve a bit in the second half of 2009. However, it is likely the pace of economic growth will be uneven since the economy remains heavily dependent on government support to boost household spending. Furthermore, markets are likely to fluctuate as expectations change about the economic outlook and financial markets and new federal policies unfold. As such, we expect market volatility to remain above average a while longer.

Looking ahead, we think the Fed will maintain its current monetary and credit policies, perhaps well into next year. However, the Fed's policies of pumping out money to spur lending and stimulate the economy may increase the risk of inflation down the road.

While Treasury yields have climbed significantly from the near-record lows of December 2008, we believe they still have room to rise. The Treasury shows no signs of slowing its debt auctions, which continue to push prices lower and yields higher. In order to protect against further yield increases, we currently plan to maintain the shorter-than-benchmark durations of our bond funds. We will also look for opportunities to add attractively priced securities to our portfolios when we believe we are being compensated for their relative credit risk.

We feel the outlook is particularly encouraging on a number of fronts for municipal bonds. For one, demographics are favorable since baby boomers are beginning to enter their retirement years and will need the type of reliable income that municipal bonds can provide. Also, the value of tax-exempt bonds should rise if federal tax rates increase.

Visit www.calvert.com to find economic and market commentary from Calvert's investment professionals.

Sincerely,

Catherine Roy
Senior Vice President and Chief Investment Officer, Fixed Income,
Calvert Asset Management Company
July 2009

1. Source: Bureau of Labor Statistics

2. Source for consensus forecasts: Wall Street Journal Survey of Economic Forecasters.

3. Source: Bond Buyer index of yields on 20 municipal general obligations.

4. Source for Treasury yields: Federal H.15 report.

CTFR money market portfolio

Portfolio statistics
weighted average maturity
6.30.09	25 days
12.31.08	25 days

investment allocation (% of Total investments)
Municipal Variable Rate Demand Notes	86%
Other Municipal Notes	14%
Total	100%

Class O Average Annual return* as of 6.30.09
1 year	0.92%
5 year	1.99%
10 year	1.95%

7-day simple/effective yield as of 6.30.09
Class O	0.04%/0.04%

*  An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share it is possible to lose money by investing in the portfolio. Past performance is not a guarantee of future results.

CTFR Limited-Term Portfolio
ECONOMIC SECTORS
(% of Total investments)
Education	1.0%
Health/Hospital	7.1%
Higher Education	1.8%
Industrial Development Revenue/Pollution Control Revenue	7.0%
Lease/Certificate
of Participation	1.4%
Local General Obligation	13.7%
Multifamily Housing	10.4%
Other Education	1.4%
Other Revenue	1.8%
Other Transportation	5.8%
Prerefunded/Escrow to Maturity	23.3%
Single Family Housing	11.0%
State General Obligation	7.7%
Transportation	4.2%
Water & Sewer	2.4%
Total	100%

Portfolio statistics
weighted average maturity
6.30.09	298 days
12.31.08	394 days

effective duration
6.30.09	402 days
12.31.08	478 days

Tax-Free Bond Fund
ECONOMIC SECTORS	(% of Total investments)
Airport	0.9%
Education	3.8%
Health/Hospital	2.8%
Higher Education	1.5%
Industrial Development Revenue/Pollution Control Revenue	11.1%
Lease/Certificate of Participation	3.1%
Local General Obligation	26.4%
Multifamily Housing	8.7%
Other Revenue	1.9%
Other Transportation	3.6%
Prerefunded /Escrow to Maturity	15.1%
Special Tax	7.1%
State General Obligation	8.0%
Water & Sewer	6.0%
Total	100%

Portfolio Statistics
weighted average maturity
6.30.09	15 years
12.31.08	14 years

effective duration
6.30.09	7.50 years
12.31.08	6.54 years

monthly dividend yield
6.30.09	3.74%
12.31.08	3.80%

SEC yield
6.30.09	3.81%
12.31.08	4.27%

	Tax-Free Bond Fund Total Return	Tax-Free Bond Fund Total Return at NAV	Lipper General Muni. Debt Funds Avg.	Barclays Capital Municipal Bond Index**
6 months	2.27%	6.28%	8.84%	6.42%
1 year	-2.60%	1.21%	-0.50%	3.77%
5 year*	2.15%	2.93%	2.43%	4.14%
10 year*	3.79%	4.19%	3.54%	5.00%

Total Return assumes reinvestment of dividends and reflects the deduction of the fund's maximum front-end sales charge of 3.75%. Total Return at NAV does not reflect the deduction of the fund's 3.75% front-end sales charge. No sales charge has been applied to the indices used for comparison. The table does not reflect the deduction of taxes that a shareholder would pay on the fund's distributions or the redemption of fund shares. Past performance is not a guarantee of future returns.

* Average Annual Return

** Source: Lipper Analytical Services, Inc.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, and redemption fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Money Market Portfolio charges a monthly low balance account fee of $3 to those shareholders whose account balance is less than $1,000. If the low balance fee applies to your account, you should subtract the fee from the ending account value in the chart below.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During Period*
Money Market	Account Value	Account Value	1/1/09 -
Class O	1/1/09	6/30/09	6/30/09

Actual	$1,000.00	$1,000.70	$3.69
Hypothetical	$1,000.00	$1,021.10	$3.73
(5% return per year before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 0.74%, multiplied by the average account value over the period, multiplied by 181/365.

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	1/1/09 -
Limited-Term	1/1/09	6/30/09	6/30/09

Actual	$1,000.00	$978.90	$4.24
Hypothetical	$1,000.00	$1,020.51	$4.33
(5% return per year before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 0.86%, multiplied by the average account value over the period, multiplied by 181/365.

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	1/1/09 -
Tax-Free Bond	1/1/09	6/30/09	6/30/09

Actual	$1,000.00	$1,062.80	$4.77
Hypothetical	$1,000.00	$1,020.17	$4.67
(5% return per year before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 0.93%, multiplied by the average account value over the period, multiplied by 181/365.

MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS
JUNE 30, 2009

	PRINCIPAL
MUNICIPAL OBLIGATIONS - 98.6%	AMOUNT	VALUE
Alabama - 1.5%
Birmingham Alabama Special Care Facilities Financing
Authority Revenue VRDN, 0.85%, 12/1/30, LOC: Colonial
Bank, C/LOC: FHLB (r)	$6,000,000	$6,000,000
Calhoun County Alabama Economic Development Council
Industrial Development Revenue VRDN, 1.05%, 4/1/21,
LOC: Bank of America (r)	1,450,000	1,450,000
Colbert County Alabama Industrial Development Board
Revenue VRDN, 0.51%, 10/1/11, LOC: Wachovia Bank (r)	1,000,000	1,000,000
Mobile County Alabama IDA Revenue VRDN, 0.51%, 4/1/20,
LOC: Wachovia Bank (r)	2,340,000	2,340,000
		10,790,000

Alaska - 1.6%
Alaska State Industrial Development & Export Authority
Revenue VRDN, 0.26%, 4/1/34, LOC: Union Bank (r)	11,625,000	11,625,000

Arizona - 2.7%
Arizona State Health Facilities Authority Revenue VRDN:
0.30%, 3/1/33, LOC: Bank of America (r)	4,200,000	4,200,000
0.30%, 12/1/37, LOC: Sovereign Bank,
C/LOC: Lloyds TSB Bank (r)	5,000,000	5,000,000
Pinal County Arizona IDA and Solid Waste Disposal Revenue
VRDN, 0.70%, 8/1/22, LOC: Farm Credit Services,
C/LOC: CoBank (r)	3,700,000	3,700,000
Tucson Arizona IDA Revenue VRDN, 0.31%, 1/15/32,
LOC: Fannie Mae (r)	3,880,000	3,880,000
Yavapai County Arizona IDA Revenue
VRDN, 0.29%, 8/1/27, LOC: UBS AG (r)	2,300,000	2,300,000
		19,080,000

California - 2.4%
California State Health Facilities Financing Authority Revenue
Bonds, 6.25%, 12/1/34 (prerefunded 12/1/09 @ 101)	6,000,000	6,169,948

	PRINCIPAL
MUNICIPAL OBLIGATIONS - Cont'd	AMOUNT	VALUE
California - Cont'd
California State Pollution Control Financing Authority
Revenue VRDN:
0.51%, 9/1/10, LOC: Bank of the West (r)	$1,605,000	$1,605,000
1.00%, 3/1/16, LOC: Comerica Bank (r)	1,445,000	1,445,000
California Statewide Communities Development Authority
Special Tax Revenue VRDN, 0.65%, 5/1/22,
LOC: Bank of the West, C/LOC: CalSTRs (r)	1,470,000	1,470,000
Victorville California MFH Revenue VRDN, 0.90%, 12/1/15,
LOC: Citibank (r)	5,915,000	5,915,000
		16,604,948

Colorado - 4.3%
Aurora Centretech Colorado Metropolitan District GO
VRDN, 0.35%, 12/1/28, LOC: U.S. Bank (r)	3,170,000	3,170,000
Burlingame Colorado Housing, Inc. Revenue Bonds,
6.00%, 11/1/29 (prerefunded 11/1/09 @ 101)	2,250,000	2,311,894
Colorado State Housing and Finance Authority Revenue VRDN:
0.27%, 10/15/16, LOC: Fannie Mae (r)	5,610,000	5,610,000
0.27%, 10/15/16, GA: Fannie Mae (r)	5,100,000	5,100,000
0.27%, 10/15/16, GA: Fannie Mae (r)	1,790,000	1,790,000
0.35%, 10/1/30, BPA: FHLB, CF: Colorado - HFA (r)	1,530,000	1,530,000
0.40%, 2/1/31, LOC: Fannie Mae (r)	2,840,000	2,840,000
Englewood Colorado MFH Revenue VRDN, 0.20%, 12/1/26,
LOC: Freddie Mac (r)	2,860,000	2,860,000
Highland Village Metropolitan District Colorado GO VRDN,
1.06%, 12/1/27, LOC: Key Bank (r)	2,700,000	2,700,000
Meridian Ranch Colorado Metropolitan District GO VRDN,
0.35%, 12/1/38, LOC: U.S. Bank (r)	2,135,000	2,135,000
		30,046,894

Connecticut - 1.3%
Connecticut State Housing Finance Authority Revenue
VRDN, 0.25%, 7/1/32, LOC: HSBC USA, Inc. (r)	2,260,000	2,260,000
Connecticut State Development Authority Revenue VRDN,
0.17%, 7/1/15, LOC: HSBC USA, Inc. (r)	1,775,000	1,775,000
Connecticut State Health & Educational Facility Authority
Revenue VRDN, 0.42%, 7/1/38, LOC: Sovereign Bank,
C/LOC: Standard Chartered (r)	4,865,000	4,865,000
		8,900,000

	PRINCIPAL
MUNICIPAL OBLIGATIONS - Cont'd	AMOUNT	VALUE
District Of Columbia - 3.0%
District of Columbia GO VRDN, 0.75%, 6/1/27,
LOC: Dexia Credit Local (r)	$10,000,000	$10,000,000
District of Columbia Housing Finance Agency Revenue VRDN,
0.32%, 11/1/38, LOC: Freddie Mac (r)	3,850,000	3,850,000
District of Columbia Revenue VRDN:
0.32%, 9/1/23, LOC: Bank of America (r)	4,200,000	4,200,000
0.27%, 4/1/38, LOC: PNC Bank (r)	3,000,000	3,000,000
		21,050,000

Florida - 4.4%
Collier County Florida Educational Facilities Authority Revenue
VRDN, 0.55%, 10/1/36, LOC: Comerica Bank (r)	3,900,000	3,900,000
Collier County Florida MFH Finance Authority Revenue VRDN,
0.30%, 7/15/34, LOC: Fannie Mae (r)	2,900,000	2,900,000
Dade County Florida IDA Revenue VRDN, 0.20%, 1/1/16,
LOC: Societe Generale (r)	6,200,000	6,200,000
Florida State Housing Finance Corp. MFH Revenue VRDN,
0.29%, 10/15/32, LOC: Fannie Mae (r)	900,000	900,000
Lakeland Florida Energy System Revenue VRDN, 0.90%,
10/1/37, LOC: SunTrust Bank	7,400,000	7,400,000
Lee County Florida IDA Revenue Bonds, 5.75%, 11/15/11
(prerefunded 11/15/09 @ 101)	1,015,000	1,041,877
Lee Memorial Health System Florida Revenue VRDN, 0.28%,
4/1/33, LOC: Northern Trust Co. (r)	2,000,000	2,000,000
Palm Beach County Florida Health Facilities Authority
Revenue VRDN, 0.90%, 12/1/31, LOC: SunTrust Bank (r)	6,000,000	6,000,000
Palm Beach County Florida Revenue VRDN, 1.12%, 1/1/34,
LOC: TD Bank (r)	550,000	550,000
		30,891,877

Georgia - 1.8%
Atlanta Georgia Airport and Marina Improvement Revenue
Bonds, 5.60%, 1/1/30 (prerefunded 1/1/10 @ 101)	10,975,000	11,355,401
Fulton County Georgia IDA Revenue VRDN, 0.72%, 12/1/10,
LOC: Branch Bank & Trust (r)	1,000,000	1,000,000
Macon-Bibb County Georgia Hospital Authority Revenue
VRDN, 0.90%, 5/1/30, LOC: SunTrust Bank (r)	115,000	115,000
		12,470,401

	PRINCIPAL
MUNICIPAL OBLIGATIONS - Cont'd	AMOUNT	VALUE
Hawaii - 2.1%
Hawaii State Department of Budget & Finance Revenue VRDN:
0.38%, 5/1/19, LOC: First Hawaiian Bank (r)	$10,535,000	$10,535,000
0.50%, 12/1/21, LOC: Union Bank (r)	4,080,500	4,080,500
		14,615,500

Illinois - 3.4%
Illinois State Development Finance Authority Revenue VRDN:
0.42%, 6/1/19, LOC: Northern Trust Co. (r)	6,565,000	6,565,000
0.42%, 4/1/35, LOC: Northern Trust Co. (r)	5,000,000	5,000,000
Illinois State Educational Facilities Authority Revenue VRDN,
0.40%, 6/1/29, LOC: JPMorgan Chase Bank (r)	5,100,000	5,100,000
Illinois State Health Facilities Authority Revenue VRDN,
0.33%, 8/15/33, LOC: Bank of America (r)	2,340,000	2,340,000
Springfield Illinois Community Improvement Revenue
VRDN, 0.30%, 9/1/17, LOC: Harris National (r)	4,800,000	4,800,000
		23,805,000

Indiana - 4.3%
Allen County Indiana Economic Development Revenue
VRDN, 3.00%, 11/1/09, LOC: JPMorgan Chase Bank (r)	250,000	250,000
Elkhart County Indiana Economic Development Revenue
VRDN, 2.13%, 4/1/28, LOC: FHLB (r)	1,235,000	1,235,000
Goshen Indiana Economic Development Revenue VRDN,
0.35%, 10/1/42, LOC: JPMorgan Chase Bank (r)	9,800,000	9,800,000
Indiana State Development Finance Authority Revenue VRDN:
2.85%, 7/1/18, LOC: JPMorgan Chase Bank (r)	700,000	700,000
2.85%, 4/1/22, LOC: JPMorgan Chase Bank (r)	685,000	685,000
Jasper County Indiana Industrial Economic Recovery Revenue
VRDN, 0.65%, 2/1/22, LOC: Farm Credit Services,
C/LOC: Rabobank (r)	5,275,000	5,275,000
Portage Indiana Industrial Pollution Control Revenue
VRDN, 0.85%, 5/1/18,
LOC: Bank of Tokyo-Mitsubishi UFJ (r)	5,150,000	5,150,000
Spencer County Indiana Industrial Pollution Control
Revenue VRDN, 0.85%, 11/1/18,
LOC: Mizuho Corp. Bank Ltd. (r)	2,500,000	2,500,000
Terre Haute Indiana International Airport Authority
Revenue VRDN, 0.46%, 2/1/21, LOC: Old National Bank,
C/LOC: Northern Trust Co. (r)	1,860,000	1,860,000

	PRINCIPAL
MUNICIPAL OBLIGATIONS - Cont'd	AMOUNT	VALUE
Indiana - Cont'd
Vigo County Indiana Industrial Economic Development Revenue
VRDN, 0.52%, 5/1/16, LOC: Old National Bank,
C/LOC: Wells Fargo Bank (r)	$3,200,000	$3,200,000
		30,655,000

Iowa - 1.7%
Hills City Iowa Health Facilities Revenue VRDN, 0.55%, 8/1/35,
LOC: Allied Irish Bank (r)	8,650,000	8,650,000
Iowa State Finance Authority Revenue VRDN, 0.65%, 7/1/18, LOC:
Citizen Business Bank, C/LOC: Wells Fargo Bank (r)	3,650,000	3,650,000
		12,300,000

Kentucky - 1.8%
Morehead Kentucky League of Cities Funding Trust Lease
Program Revenue VRDN, 0.30%, 6/1/34, LOC: U.S. Bank (r)	9,957,500	9,957,500
Winchester Kentucky Industrial Building Revenue VRDN,
0.68%, 10/1/18, LOC: Wachovia Bank (r)	2,400,000	2,400,000
		12,357,500

Louisiana - 2.4%
Louisiana State Public Facilities Authority Revenue VRDN,
1.20%, 7/1/16 LOC: Region Bank (r)	7,150,000	7,150,000
Louisiana State GO VRDN, 0.26%, 7/15/26, LOC: BNP Paribas (r)	6,460,000	6,460,000
Louisiana State Housing Finance Agency Revenue VRDN,
0.36%, 3/15/37, LOC: Fannie Mae (r)	3,140,000	3,140,000
		16,750,000

Maryland - 7.2%
Anne Arundel County Maryland GO Bonds, 5.00%, 3/1/10	4,000,000	4,117,858
Anne Arundel County Maryland MFH Revenue VRDN, 0.18%,
10/1/33, LOC: Freddie Mac (r)	3,270,000	3,270,000
Baltimore Maryland MFH Revenue VRDN, 0.30%, 4/15/34,
LOC: Fannie Mae (r)	8,194,000	8,194,000
Maryland State GO Bonds, 5.25%, 2/15/10	2,000,000	2,058,750
Maryland State Health & Higher Educational Facilities
Authority Revenue VRDN:
0.40%, 1/1/21, LOC: M&T Trust Co. (r)	7,905,000	7,905,000
0.30%, 7/1/34, LOC: Bank of America (r)	7,000,000	7,000,000
0.32%, 7/1/34, LOC: Bank of America (r)	1,000,000	1,000,000
0.90%, 7/1/41, LOC: SunTrust Bank (r)	6,000,000	6,000,000

	PRINCIPAL
MUNICIPAL OBLIGATIONS - Cont'd	AMOUNT	VALUE
Maryland - Cont'd
Montgomery County Maryland Housing Opportunities
Commission Revenue VRDN, 0.18%, 8/1/15,
LOC: Fannie Mae (r)	$11,370,000	$11,370,000
		50,915,608

Massachusetts - 0.6%
Massachusetts State Development Finance Agency Revenue VRDN,
0.25%, 9/1/35, LOC: TD Bank (r)	3,975,000	3,975,000

Michigan - 1.1%
Michigan State Strategic Fund LO Revenue VRDN:
4.25%, 8/1/23, LOC: Fifth Third Bank (r)	5,870,000	5,870,000
0.35%, 3/1/39, LOC: Deutsche Bank (r)	2,000,000	2,000,000
		7,870,000

Minnesota - 0.7%
Richfield Minnesota MFH Revenue VRDN, 0.33%, 3/1/34,
LOC: Freddie Mac (r)	4,610,000	4,610,000

Mississippi - 2.3%
Mississippi State Business Finance Corp. Revenue VRDN,
0.30%, 3/1/17, LOC: PNC Bank (r)	8,485,000	8,485,000
Mississippi State Home Corp. MFH Revenue VRDN, 0.44%,
8/15/40, CF: Fannie Mae (r)	1,000,000	1,000,000
Prentiss County Mississippi Revenue VRDN, 1.60%, 10/1/17,
LOC: Nordea Bank AB (r)	6,750,000	6,750,000
		16,235,000

Missouri - 2.0%
Carthage Missouri IDA Revenue VRDN, 0.68%, 9/1/30, LOC:
Wachovia Bank (r)	2,000,000	2,000,000
Kansas City Missouri IDA & MFH Revenue VRDN, 0.33%,
9/15/32, LOC: Fannie Mae (r)	4,655,000	4,655,000
Missouri State Health & Educational Facilities Authority
Revenue VRDN, 0.34%, 5/15/23, LOC: UBS AG (r)	7,100,000	7,100,000
		13,755,000

	PRINCIPAL
MUNICIPAL OBLIGATIONS - Cont'd	AMOUNT	VALUE
New Hampshire - 0.4%
New Hampshire State Health & Education Facilities Authority
Revenue VRDN, 0.35%, 10/1/23, LOC: Bank of America (r)	$2,910,000	$2,910,000

New Jersey - 0.7%
New Jersey State Turnpike Authority Revenue VRDN, 0.21%,
1/1/24, LOC: Bank of Nova Scotia (r)	4,800,000	4,800,000

New Mexico - 0.7%
New Mexico State GO Bonds, 5.00%, 3/1/10	5,000,000	5,145,929

New York - 5.1%
Albany New York IDA Revenue VRDN, 0.54%, 6/1/34,
LOC: M&T Trust Co. (r)	5,800,000	5,800,000
Monroe County New York IDA Revenue VRDN, 0.55%, 12/1/34,
LOC: M&T Trust Co. (r)	1,495,000	1,495,000
New York City Housing Development Corp. Revenue VRDN,
0.25%, 5/15/39, LOC: Fannie Mae (r)	4,435,000	4,435,000
New York City IDA Revenue VRDN, 0.55%, 2/1/35,
LOC: M&T Trust Co. (r)	1,765,000	1,765,000
New York State Housing Finance Agency Revenue VRDN:
0.30%, 5/15/36, LOC: Fannie Mae (r)	5,200,000	5,200,000
0.24%, 5/15/37, LOC: Fannie Mae (r)	13,100,000	13,100,000
Oswego County New York IDA Civic Facilities Revenue VRDN,
0.54%, 1/1/24, LOC: M&T Trust Co. (r)	4,255,000	4,255,000
		36,050,000

North Carolina - 0.9%
Cumberland County North Carolina GO Bonds, 5.80%,
3/1/19 (prerefunded 3/1/10 @ 102)	3,400,000	3,586,303
North Carolina State Medical Care Commission Revenue
Bonds, 7.125%, 10/1/23 (prerefunded 10/1/09 @ 101)	3,000,000	3,072,588
		6,658,891

North Dakota - 0.8%
Traill County North Dakota Solid Waste Disposal Revenue
VRDN, 0.80%, 3/1/13, LOC: Wells Fargo Bank (r)	5,750,000	5,750,000

	PRINCIPAL
MUNICIPAL OBLIGATIONS - Cont'd	AMOUNT	VALUE
Ohio - 2.0%
Cleveland City Ohio Water Revenue VRDN, 0.19%, 1/1/33,
LOC: BNP Paribas (r)	$4,135,000	$4,135,000
Cuyahoga County Ohio Economic Development Authority
Revenue VRDN, 2.55%, 6/1/38, LOC: Key Bank (r)	895,000	895,000
Cuyahoga County Ohio Healthcare Facilities Revenue VRDN,
4.40%, 11/1/23, LOC: Fifth Third Bank (r)	3,760,000	3,765,865
Hamilton County Ohio Healthcare and Life Enriching
Community Revenue VRDN, 0.33%, 1/1/37, LOC:
PNC Bank (r)	5,540,000	5,540,000
		14,335,865

Oklahoma - 3.0%
Oklahoma State Development Finance Authority Revenue Bonds:
5.75%, 8/15/14 (prerefunded 8/15/09 @ 101)	4,000,000	4,058,925
5.625%, 8/15/19 (prerefunded 8/15/09 @ 101)	7,360,000	7,468,013
5.625%, 8/15/29 (prerefunded 8/15/09 @ 101)	4,700,000	4,767,578
Pittsburg County Oklahoma Economic Development Authority
Revenue VRDN, 0.55%, 10/1/21, LOC: PNC Bank (r)	5,000,000	5,000,000
		21,294,516

Pennsylvania - 4.5%
Allegheny County Pennsylvania Hospital Development Authority
Revenue VRDN, 0.29%, 7/15/28, LOC: Fannie Mae (r)	4,185,000	4,185,000
Allegheny County Pennsylvania IDA Revenue VRDN, 0.30%,
6/1/38, LOC: PNC Bank (r)	2,800,000	2,800,000
Butler County Pennsylvania IDA Revenue VRDN, 0.30%,
5/1/34, LOC: Bank of America (r)	2,415,000	2,415,000
Cumberland County Pennsylvania Municipal Authority
Revenue VRDN, 0.30%, 1/1/43, LOC: KBC Bank (r)	2,545,000	2,545,000
Haverford Township Pennsylvania School District GO VRDN,
0.29%, 3/1/30, LOC: TD Bank (r)	2,000,000	2,000,000
Moon Pennsylvania IDA Revenue VRDN, 0.33%, 7/1/38,
LOC: Bank of Scotland (r)	1,900,000	1,900,000
Pennsylvania State Higher Educational Facilities Authority
Revenue VRDN, 0.38%, 11/1/36, LOC: Sovereign Bank,
C/LOC: UniCredit SpA (r)	6,335,000	6,335,000
Philadelphia Pennsylvania IDA Revenue VRDN, 0.30%,
5/1/38, LOC: Bank of America (r)	9,545,000	9,545,000
		31,725,000

	PRINCIPAL
MUNICIPAL OBLIGATIONS - Cont'd	AMOUNT	VALUE
Puerto Rico - 2.4%
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue Bonds, 6.00%, 7/1/39
(prerefunded 7/1/10 @ 101)	$10,000,000	$10,621,900
Puerto Rico Municipal Finance Agency GO Bonds, 5.75%,
8/1/13 (prerefunded 8/1/09 @ 101)	5,000,000	5,064,531
Puerto Rico Public Finance Corp. Revenue Bonds, 5.70%,
8/1/25, CF: AMBAC (prerefunded 2/1/10 @ 100)	1,000,000	1,029,075
		16,715,506

South Carolina - 2.4%
Dorchester County South Carolina IDA Revenue VRDN,
0.60%, 10/1/24, LOC: Bayerische HypoVereinsbank (r)	5,100,000	5,100,000
South Carolina State Jobs-Economic Development Authority
Health Facilities Revenue VRDN:
0.30%, 4/1/27, LOC: Wachovia Bank, CF: Radian
Group, Inc. (r)	2,900,000	2,900,000
0.27%, 11/1/31, LOC: Wachovia Bank (r)	3,975,000	3,975,000
South Carolina State Transportation Infrastructure Bank
Revenue Bonds, 5.375%, 10/1/24, CF: AMBAC
(prerefunded 10/1/09 @ 101)	5,000,000	5,088,436
		17,063,436

South Dakota - 0.2%
South Dakota State Housing Development Authority Revenue
VRDN, 0.29%, 1/1/44, CF: Freddie Mac (r)	1,420,000	1,420,000

Tennessee - 1.6%
Loudon Tennessee Industrial Development Board Revenue
VRDN, 1.50%, 4/1/13, LOC: JPMorgan Chase Bank (r)	1,380,000	1,380,000
Metropolitan Nashville Tennessee Airport Authority Revenue
VRDN, 0.28%, 7/1/19, LOC: Societe Generale (r)	5,500,000	5,500,000
Tennessee State GO Bonds, 2.00%, 11/1/09	4,365,000	4,386,056
		11,266,056

	PRINCIPAL
MUNICIPAL OBLIGATIONS - Cont'd	AMOUNT	VALUE
Texas - 5.4%
Garland Texas Independent School District GO VRDN,
0.60%, 6/15/29, BPA: Bank of America, GA: Texas Permanent
School Fund (mandatory put, 9/9/09 @ 100) (r)	$3,800,000	$3,800,000
Harris County Cultural Education Facilities Finance Corp.
Revenue VRDN, 1.20%, 6/1/38, LOC: Regions Bank (r)	11,000,000	11,000,000
HFDC of Central Texas Inc. Revenue VRDN, 0.36%, 5/15/38,
LOC: Sovereign Bank, C/LOC: KBC Bank (r)	6,500,000	6,500,000
North Central Texas Health Facility Development Corp.
Revenue Bonds, 7.50%, 11/15/29
(prerefunded 11/15/09 @ 102)	5,350,000	5,594,735
Oakbend Texas Medical Center Revenue VRDN, 2.85%, 12/1/38,
LOC: Regions Bank (r)	1,500,000	1,500,000
Red River Texas Educational Finance Revenue VRDN, 0.51%,
12/1/31, LOC: Allied Irish Bank (r)	1,380,000	1,380,000
San Antonio Texas Electric And Gas Utility Revenue Bonds,
5.75%, 2/1/15 (prerefunded 2/1/10 @ 100)	4,050,000	4,168,921
Tarrant County Texas Industrial Development Corp. Revenue
VRDN, 0.55%, 9/1/27, LOC: JPMorgan Chase Bank (r)	4,000,000	4,000,000
		37,943,656

Utah - 0.5%
Utah State Housing Corp. Revenue VRDN, 1.15%, 7/1/36,
BPA: Bayerische Landesbank, CF: Utah Housing Corp.(r)	3,440,000	3,440,000

Vermont - 3.5%
Vermont State Economic Development Authority Revenue
VRDN, 2.95%, 10/1/38, LOC: Key Bank (r)	4,000,000	4,000,000
Vermont State Educational & Health Buildings Financing
Agency Revenue VRDN:
0.46%, 6/1/22, LOC: Chittenden Trust Company,
C/LOC: Wachovia Bank (r)	2,555,000	2,555,000
0.32%, 10/1/28, LOC: TD Bank (r)	1,000,000	1,000,000
0.27%, 10/1/30, LOC: TD Bank (r)	10,440,000	10,440,000
0.32%, 1/1/33, LOC: TD Bank (r)	3,635,000	3,635,000
2.32%, 10/1/36, LOC: Key Bank (r)	1,250,000	1,250,000
Vermont Student Assistance Corp. Educational Loans
Revenue VRDN, 0.43%, 12/15/40, LOC: Lloyds TSB Bank (r)	2,000,000	2,000,000
		24,880,000

	PRINCIPAL
MUNICIPAL OBLIGATIONS - Cont'd	AMOUNT	VALUE
Virginia - 2.8%
Alexandria Virginia IDA Revenue VRDN, 0.31%, 10/1/30,
LOC: Branch Bank & Trust, AMBAC Insured (r)	$6,465,000	$6,465,000
Richmond Virginia IDA Revenue VRDN, 1.00%, 5/1/35,
LOC: SunTrust Bank (r)	13,255,000	13,255,000
		19,720,000

Washington - 1.9%
Washington State Health Care Facilities Authority Revenue VRDN:
0.44%, 11/15/26, LOC: Citibank (r)	3,255,000	3,255,000
2.95%, 2/1/38, LOC: Key Bank (r)	7,410,000	7,410,000
Washington State Housing Finance Commission Nonprofit
Revenue VRDN, 2.95%, 4/1/43, LOC: Key Bank (r)	3,000,000	3,000,000
		13,665,000

Wisconsin - 5.8%
Badger Wisconsin Tobacco Asset Securitization Corp. Revenue
Bonds, 5.50%, 6/1/10 (escrowed to maturity)	3,650,000	3,808,496
Grafton Wisconsin IDA Revenue VRDN, 0.70%, 12/1/17,
LOC: U.S. Bank (r)	1,635,000	1,635,000
Wisconsin Health & Educational Facilities Authority Revenue VRDN:
3.60%, 8/1/30, LOC: Marshall & Ilsley Bank	15,100,000	15,100,000
0.25%, 4/1/35, LOC: U.S. Bank (r)	14,050,000	14,050,000
Wisconsin State Health & Educational Facilities Authority
Revenue VRDN, 0.45%, 11/1/23, LOC: U.S. Bank (r)	6,100,000	6,100,000
		40,693,496

Wyoming - 1.4%
Gillette Wyoming Pollution Control Revenue VRDN, 0.40%,
1/1/18, LOC: Barclays Bank (r)	10,200,000	10,200,000

Total Municipal Obligations (Cost $694,980,079)		694,980,079

TOTAL INVESTMENTS (Cost $694,980,079) - 98.6%		694,980,079
Other assets and liabilities, net - 1.4%		9,940,407
NET ASSETS - 100%		$704,920,486

Net Assets Consist of:
Paid-in capital applicable to 705,111,437 Class O shares of beneficial interest, unlimited number of no par value shares authorized		$704,999,126
Undistributed net investment income (loss)		(38,158)
Accumulated net realized gain (loss) on investments		(40,482)

Net Assets		$704,920,486

Net Asset Value per Share		$1.00

See notes to statements of net assets and notes to financial statements.

LIMITED-TERM PORTFOLIO
STATEMENT OF NET ASSETS
JUNE 30, 2009

	PRINCIPAL
MUNICIPAL OBLIGATIONS - 97.0%	AMOUNT	VALUE
Alabama - 1.9%
Calhoun County Alabama Economic Development Council
Industrial Development Revenue VRDN, 1.05%, 4/1/21 (r)	$1,150,000	$1,150,000
Mobile Alabama Industrial Development Board Pollution
Control Revenue Bonds, 4.75%, 6/1/34 (mandatory
put, 3/19/12 @ 100) (r)	1,000,000	1,030,690
		2,180,690

California - 4.1%
California State Department of Water Resources Revenue Bonds:
6.00%, 12/1/10 (prerefunded, escrowed to maturity)	430,000	462,706
6.00%, 12/1/10 (prerefunded, escrowed to maturity)	5,000	5,375
California State GO Bonds, 0.623%, 5/1/33 (r)	3,000,000	3,000,000
Golden State Tobacco Securitization Corp. Revenue Bonds,
5.50%, 6/1/33 (prerefunded 6/1/13 @ 100)	1,000,000	1,117,270
		4,585,351

Florida - 6.8%
Miami Florida GO Bonds, 5.50%, 1/1/19 (prerefunded
1/1/12 @ 100)	1,000,000	1,103,880
Polk County Florida Transportation Improvement Revenue
Bonds, 5.00%, 12/1/25 (r)	3,500,000	3,548,545
University Athletic Association, Inc. Athletic Program
Revenue Bonds:
3.75%, 10/1/27 (mandatory put, 10/1/11 @ 100) (r)	935,000	935,561
3.80%, 10/1/31 (mandatory put, 10/1/11 @ 100) (r)	2,000,000	2,003,340
		7,591,326

Georgia - 5.6%
Columbus Georgia Downtown IDA Revenue Bonds,
5.61%, 7/1/29 (j)(r)	3,900,000	2,437,149
Forsyth County Georgia School District GO Bonds, 5.75%,
2/1/19 (prerefunded 2/1/10 @ 102)	3,700,000	3,886,184
		6,323,333

	PRINCIPAL
MUNICIPAL OBLIGATIONS - Cont'd	AMOUNT	VALUE
Illinois - 6.2%
Chicago Illinois Board of Education GO Bonds, Zero Coupon,
12/1/09	$4,000,000	$3,966,640
Chicago Illinois Housing Authority Revenue Bonds,
5.00%, 7/1/09	3,000,000	3,000,300
		6,966,940

Indiana - 2.0%
Elkhart County Indiana Economic Development Revenue
VRDN, 2.13%, 4/1/28 (r)	1,070,000	1,070,000
Spencer County Indiana Industrial Pollution Control Revenue
VRDN, 0.85%, 11/1/18 (r)	1,180,000	1,180,000
		2,250,000

Iowa - 5.3%
Hills City Iowa Health Facilities Revenue VRDN, 0.55%,
8/1/35 (r)	3,395,000	3,395,000
Iowa State Finance Authority Revenue Bonds, 5.25%, 8/1/10	2,475,000	2,594,023
		5,989,023

Louisiana - 2.2%
Louisiana Public Facilities Authority Revenue VRDN, 0.31%,
8/1/23 (r)	2,500,000	2,500,000

Massachusetts - 4.8%
Massachusetts Health & Educational Facilities Authority Revenue
Bonds, 2.75%, 11/1/38 (mandatory put, 1/4/12 @ 100) (r)	1,000,000	1,015,740
Massachusetts State GO Bonds, 5.50%, 11/1/11	4,000,000	4,384,280
		5,400,020

Minnesota - 0.9%
St. Paul Port Authority Revenue Bonds, 3.25%, 2/1/28 (mandatory
put, 2/1/11 @ 100) (r)	1,000,000	1,007,120

Missouri - 5.7%
Missouri Bi-State Development Agency Revenue Bonds, 3.95%,
10/1/35 (mandatory put, 10/1/09 @ 100) (r)	6,320,000	6,366,515

New Jersey - 2.0%
New Jersey Tobacco Settlement Financing Corp. Revenue Bonds,
6.125%, 6/1/42 (prerefunded 6/1/12 @ 100)	2,000,000	2,278,640

	PRINCIPAL
MUNICIPAL OBLIGATIONS - Cont'd	AMOUNT	VALUE
New York - 4.9%
New York Tri-Borough Bridge and Tunnel Authority Revenue
Bonds, 5.125%, 1/1/22 (prerefunded 1/1/12 @ 100)	$5,000,000	$5,492,850

North Dakota - 2.3%
Three Affiliated Tribes of the Fort Berthold Reservation Revenue
Bonds, 7.128%, 11/1/19 (r)	3,555,000	2,614,738

Ohio - 1.4%
Cincinnati City School District COPs, 5.00%, 12/15/10	1,500,000	1,586,085

Pennsylvania - 1.2%
Philadelphia Pennsylvania IDA Revenue VRDN, 0.30%,
5/1/38 (r)	295,000	295,000
University of Pittsburgh Pennsylvania Higher Education
Revenue Bonds, 5.00%, 8/1/10	1,000,000	1,037,270
		1,332,270

Puerto Rico - 4.2%
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue Bonds, 6.00%, 7/1/39 (prerefunded
7/1/10 @ 101)	1,000,000	1,062,590
Puerto Rico HFA Revenue Bonds,
5.00%, 12/1/16 (prerefunded 12/1/13 @ 100)	500,000	558,105
Puerto Rico Public Buildings Authority Revenue Bonds,
5.25%, 7/1/29 (prerefunded 7/1/14 @ 100)	500,000	561,780
Puerto Rico Public Finance Corp. Revenue Bonds,
5.70%, 8/1/25 (prerefunded 2/1/10 @ 100)	2,500,000	2,569,375
		4,751,850

Tennessee - 0.9%
Tennessee State GO Bonds, 5.00%, 5/1/10	1,000,000	1,038,530

Texas - 24.1%
Lewisville Texas Independent School District GO Bonds,
Zero Coupon:
8/15/09	2,000,000	1,998,260
8/15/10	2,000,000	1,973,540
Mission Economic Development Corp. Revenue Bonds, 6.00%,
8/1/20 (mandatory put, 8/1/13 @ 100) (r)	1,000,000	1,004,600

		PRINCIPAL
MUNICIPAL OBLIGATIONS - Cont'd	AMOUNT	VALUE
Texas - Cont'd
Northside Texas Independent School District GO Bonds,
4.00%, 6/1/35 (mandatory put, 5/31/11 @ 100) (r)	$4,855,000	$5,057,793
Red River Texas Educational Finance Revenue VRDN, 0.51%,
12/1/31 (r)	1,500,000	1,500,000
San Antonio Texas Electric And Gas Utility Revenue Bonds:
5.75%, 2/1/15 (prerefunded 2/1/10 @ 100)	1,000,000	1,030,280
5.75%, 2/1/16 (prerefunded 2/1/10 @ 100)	5,105,000	5,259,580
Sherman Independent School District GO Bonds, 3.125%,
8/1/36 (mandatory put, 8/1/09 @ 100) (r)	2,000,000	2,004,380
Tarrant County Texas Housing Finance Corp. Revenue
Bonds, 6.25%, 3/1/04 (b)(f)	13,100,000	7,257,400
		27,085,833

Vermont - 0.5%
Vermont State Educational & Health Buildings Financing
Agency Revenue VRDN, 2.32%, 10/1/36 (r)	600,000	600,000

West Virginia - 1.6%
West Virginia State Economic Development Authority
Commonwealth Development Revenue Bonds,
6.68%, 4/1/25 (g)(r)*	22,835,000	1,826,800

Other - 8.4%
Capital Trust Agency Housing Revenue Bonds, 5.95%,
1/15/39 (c)(r)*	14,452,566	9,392,289

Total Municipal Obligations (Cost $140,980,212)		109,160,203

TOTAL INVESTMENTS (Cost $140,980,212) - 97.0%		109,160,203
Other assets and liabilities, net - 3.0%		3,424,641
NET ASSETS - 100%		$112,584,844
Net Assets Consist of:
Paid-in capital applicable to 11,974,455 Class A shares of beneficial interest, unlimited number no par shares authorized		$162,103,722
Undistributed net investment income (loss)		(684,482)
Accumulated net realized gain (loss) on investments		(17,014,387)
Net unrealized appreciation (depreciation) on investments		(31,820,009)

Net Assets		$112,584,844

Net Asset Value per Share		$9.40

See notes to statements of net assets and notes to financial statements.

TAX-FREE BOND FUND
STATEMENT OF NET ASSETS
JUNE 30, 2009

	PRINCIPAL
MUNICIPAL OBLIGATIONS - 100.0%	AMOUNT	VALUE
California - 9.6%
California State GO VRDN, 4.50%, 5/1/40 (r)	$1,450,000	$1,450,000
Hawaiian Gardens California Public Finance
Authority Tax Allocation Bonds:
5.25%, 12/1/22	1,475,000	1,377,163
5.25%, 12/1/23	1,000,000	923,790
Long Beach California Unified School District GO Bonds,
Zero Coupon, 8/1/25	1,000,000	378,130
Rio Hondo Community College District GO Bonds,
5.00%, 8/1/30	1,000,000	979,540
		5,108,623

Colorado - 2.6%
Colorado State Educational & Cultural Facilities
Authority Revenue Bonds, 5.375%, 7/1/20 (prerefunded
7/1/12 @ 100)	1,230,000	1,374,439

Connecticut - 0.9%
Connecticut State Health & Educational Facility Authority
Revenue Bonds, 5.00%, 7/1/35	490,000	499,923

Florida - 14.3%
Dade County Florida GO Bonds, 7.75%, 10/1/18	2,000,000	2,554,200
Dade County Florida IDA Revenue Bonds, 8.00%, 6/1/22	895,000	754,951
Florida State Board of Education Lottery Revenue Bonds,
5.25%, 7/1/20	1,500,000	1,539,420
Miami-Dade County Florida Professional Sports Franchise
Facilities Tax Revenue Bonds, 5.25%, 10/1/30
(escrowed to maturity)	1,675,000	1,816,755
Miami-Dade County Florida School Board COPs, 5.00%, 8/1/20	1,000,000	988,980
		7,654,306

Georgia - 1.9%
Georgia State GO Bonds, 4.50%, 1/1/29	1,000,000	1,006,920

	PRINCIPAL
MUNICIPAL OBLIGATIONS - Cont'd	AMOUNT	VALUE
Hawaii - 1.0%
Honolulu City and County Hawaii GO Bonds, 5.00%, 7/1/26	$500,000	$515,675

Illinois - 2.7%
Illinois State Metropolitan Pier and Exposition Authority
Dedicated State Tax Revenue Bonds, 5.75%, 6/15/41	500,000	510,250
Markham Illinois GO Bonds, 6.00%, 2/1/25	1,000,000	949,520
		1,459,770

Kansas - 1.8%
Kansas Development Finance Authority Hospital Revenue Bonds,
5.75%, 11/15/38	1,000,000	988,740

Kentucky - 4.0%
Kentucky Housing Corp. MFH Revenue Bonds, 5.00%, 6/1/35
(mandatory put, 6/1/23 @ 100) (r)	2,210,000	2,145,203

Louisiana - 3.3%
Louisiana Local Government Environmental Facilities and
Community Development Authority Revenue Bonds,
6.30%, 7/1/30	1,000,000	960,030
Louisiana State Public Facilities Authority Revenue Bonds,
5.25%, 11/1/17	840,000	803,746
		1,763,776

Maryland - 1.2%
Cecil County Maryland Health Department COPs, 3.907%,
7/1/14 (r)	595,000	515,776
Maryland State Economic Development Corp. Revenue Bonds:
Series B, 6.00%, 7/1/48 (k)*	245,000	130,656
Series C, Zero Coupon, 7/1/48 (k)	337,865	12,504
		658,936

Michigan - 1.8%
Ann Arbor Michigan School District GO Bonds, 4.75%, 5/1/29	1,000,000	958,990

Nevada - 2.4%
Clark County Nevada GO Bonds, 5.00%, 6/1/30	1,305,000	1,254,209

	PRINCIPAL
MUNICIPAL OBLIGATIONS - Cont'd	AMOUNT	VALUE
New Jersey - 10.1%
Essex County New Jersey Improvement Authority Revenue
Bonds, 5.25%, 12/15/21	$2,280,000	$2,391,469
New Jersey State Transportation Trust Fund Authority
Revenue Bonds, 5.25%, 12/15/23	1,830,000	1,895,752
Ocean County New Jersey Utilities Authority Wastewater
Revenue Bonds, 5.25%, 1/1/26	1,000,000	1,095,280
		5,382,501

New Mexico - 2.0%
Albuquerque Bernalillo County Water Utility Authority Revenue
Bonds, 5.00%, 7/1/26	1,015,000	1,064,481

Ohio - 4.7%
Ohio State HFA MFH Revenue Bonds:
5.45%, 8/20/34	1,700,000	1,670,199
4.90%, 6/20/48	1,000,000	856,370
		2,526,569

Puerto Rico - 2.1%
Puerto Rico Public Buildings Authority Revenue Bonds, 5.25%,
7/1/29 (prerefunded 7/1/14 @ 100)	500,000	561,780
Puerto Rico Public Finance Corp. Revenue Bonds, 5.50%,
8/1/27 (escrowed to maturity)	500,000	558,760
		1,120,540

Rhode Island - 0.9%
Rhode Island Port Authority and Economic Development
Corp. Airport Revenue Bonds, 7.00%, 7/1/14	430,000	466,769

Texas - 18.0%
Garland Texas GO Bonds, 5.25%, 2/15/20	1,500,000	1,599,465
Harris County Texas Spring Independent School District
GO Bonds, 5.00%, 8/15/28 (r)	1,000,000	1,003,150
Houston Texas Water and Sewer System Revenue Bonds,
5.50%, 12/1/29 (escrowed to maturity)	1,255,000	1,439,724
Longview Texas Independent School District GO Bonds,
Zero Coupon, 2/15/18	250,000	178,652
Manor Texas Independent School District GO Bonds,
4.50%, 8/1/24	1,000,000	1,006,210

	PRINCIPAL
MUNICIPAL OBLIGATIONS - Cont'd	AMOUNT	VALUE
Texas - Cont'd
Mission Economic Development Corp. Revenue Bonds, 6.00%,
8/1/20 (mandatory put, 8/1/13 @ 100) (r)	$1,000,000	$1,004,600
Tarrant County Texas Health Facilities Development Corp.
Revenue Bonds, 5.75%, 2/15/15 (escrowed to maturity)	2,000,000	2,315,720
Texas State GO Bonds, 5.00%, 4/1/22	1,000,000	1,065,610
		9,613,131

Vermont - 1.4%
Vermont State Go Bonds, 4.50%, 3/1/28	750,000	759,945

Virgin Islands - 1.9%
Virgin Islands Public Finance Authority Revenue Bonds,
6.375%, 10/1/19	1,000,000	1,006,170

Virginia - 3.3%
Chesterfield County Virginia IDA Pollution Control Revenue Bonds,
5.875%, 6/1/17 (r)	1,700,000	1,752,972

Washington - 4.9%
Clark County Washington School District GO Bonds, 5.00%,
12/1/22	1,500,000	1,578,330
King County Washington Sewer Revenue Bonds, 5.50%,
1/1/28	1,000,000	1,055,540
		2,633,870

West Virginia - 0.1%
West Virginia State Economic Development Authority
Commonwealth Development Revenue Bonds,
6.68%, 4/1/25 (g)(r)*	992,500	79,400

	PRINCIPAL
MUNICIPAL OBLIGATIONS - Cont'd	AMOUNT	VALUE
Wisconsin - 3.1%
Monroe Wisconsin School District GO Bonds, 5.25%, 4/1/16	$1,115,000	$1,153,702
Wisconsin Health & Educational Facilities Authority
Revenue VRDN, 3.60%, 8/1/30 (r)	500,000	500,000
		1,653,702

Total Municipal Obligations (Cost $55,415,307)		53,449,560

TOTAL INVESTMENTS (Cost $55,415,307) - 100.0%		53,449,560
Other assets and liabilities, net - 0.0%		10,142
NET ASSETS - 100%		$53,459,702

Net Assets Consist of:
Paid-in capital applicable to 3,465,148 Class A shares of beneficial interest, unlimited number no par shares authorized		$56,247,463
Undistributed net investment income		13,794
Accumulated net realized gain (loss) on investments		(835,808)
Net unrealized appreciation (depreciation) on investments		(1,965,747)

Net Assets		$53,459,702

Net Asset Value per Share		$15.43

See notes to statements of net assets and notes to financial statements.

NOTES TO STATEMENTS OF NET ASSETS

* Non-income producing security.

(b) This security was valued by the Board of Trustees. See Note A.

(c) Capital Trust Agency Housing Revenue Bonds in Limited-Term are not accruing interest. This security was issued in July 2008 in exchange for the Series 2005 Capital Trust Agency Housing Revenue Bonds ("Series 2005 Bonds") held by the Portfolio. Accrued past due interest related to the Series 2005 Bonds as June 30, 2009 totaled $246,752.

(f) Tarrant County Texas Housing Finance Corp. Revenue Bonds (Chatham Creek project) in Limited- Term have been restructured from an original maturity date of March 1, 2002. This security is currently in default for both principal and interest. Accrued interest as of June 30, 2009 totaled $294,159 and includes past due interest accrued since and due on September 1, 2006. Effective November 2006, this security is no longer accruing interest.

(g) West Virginia State Economic Development Authority Commonwealth Development Revenue Bonds (Stonewall Jackson project) in Limited-Term and Tax-Free Bond are currently in default for interest.

Effective October 2006, this security is no longer accruing interest.

(j) Columbus Georgia Downtown IDA Revenue Bonds (Ralston project) in Limited-Term are currently in default for interest. Effective November 2006, this security is no longer accruing interest.

(k) Maryland State Economic Development Corp. Revenue Bonds in Tax-Free Bond (Series B and C) were issued in exchange for 500,000 par Maryland State Economic Development Corp. Revenue Bonds due 10/1/19 that were previously held by the Fund. Series B is not accruing interest.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Abbreviations:
AMBAC: American Municipal Bond Assurance Corp.
COPs: Certificates of Participation
FHLB: Federal Home Loan Bank
GO: General Obligation
HFA: Housing Finance Authority
IDA: Industrial Development Authority
MFH: Multi-Family Housing
VRDN: Variable Rate Demand Notes

See notes to financial statements.

Explanation of Guarantees:
BPA: Board-Purchase Agreement
C/LOC: Confirming Letter of Credit
CF: Credit Facility
GA: Guaranty Agreement
LOC: Letter of Credit

STATEMENTS OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2009

	Money Market	Limited-Term	Tax-Free
Net Investment Income	Portfolio	Portfolio	Bond Fund
Investment Income:
Interest income	$3,188,021	$1,455,167	$1,252,686

Expenses:
Investment advisory fee	920,064	357,581	156,485
Transfer agency fees and expenses	410,119	66,603	16,966
Distribution Plan expenses:
Class A	--	--	23,473
Trustees' fees and expenses	18,911	3,026	1,408
Administrative fees:
Class O	938,842	--	--
Class A	--	21,724	9,516
Institutional Class	2,169	--	--
Accounting fees	49,451	9,493	4,219
Custodian fees	73,408	7,208	5,591
Insurance	182,028	1,619	594
Registration fees	21,404	8,937	8,191
Reports to shareholders	59,102	9,634	2,391
Professional fees	16,091	17,726	10,161
Miscellaneous	51,110	11,709	4,411
Total expenses	2,742,699	515,260	243,406
Reimbursement from Advisor:
Class O	(6,740)	--	--
Fees paid indirectly	(21,812)	(15)	(8)
Net expenses	2,714,147	515,245	243,398

Net Investment Income	473,874	939,922	1,009,288

See notes to financial statements.

STATEMENTS OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2009

Realized and Unrealized	Money Market	Limited-Term	Tax-Free
Gain (Loss)	Portfolio	Portfolio	Bond Fund
Net realized gain (loss) on:
Investments	--	83,211	(162,687)
Futures	--	--	26,556
	--	83,211	(136,131)

Change in unrealized appreciation (depreciation) on:
Investments	--	(3,509,475)	2,124,093
Futures	--	--	103,788
	--	(3,509,475)	2,227,881

Net Realized and Unrealized
Gain (Loss)	--	(3,426,264)	2,091,750

Net Increase (Decrease) in
Net Assets Resulting
from Operations	$473,874	($2,486,342)	$3,101,038

See notes to financial statements.

MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year ended
	June 30,	December 31,
Increase (Decrease) in Net Assets	2009	2008
Operations:
Net investment income	$473,874	$15,912,775
Net realized gain (loss)	--	(40,482)

Increase (Decrease) in Net Assets
Resulting from Operations	473,874	15,872,293

Distributions to shareholders from:
Net investment income:
Class O shares	(498,033)	(15,591,587)
Institutional Class shares	(14,001)	(384,699)
Total distributions	(512,034)	(15,976,286)

Capital share transactions:
Shares sold:
Class O shares	201,293,063	547,846,250
Institutional Class shares	2,041,167	35,289,068
Reinvestment of distributions:
Class O shares	500,798	15,600,537
Institutional Class shares	13,496	303,118
Shares redeemed:
Class O shares	(257,554,575)	(704,500,633)
Institutional Class shares	(12,906,729)	(40,544,167)
Total capital share transactions	(66,612,780)	(146,005,827)

Total Increase (Decrease) in Net Assets	(66,650,940)	(146,109,820)

Net Assets
Beginning of period	771,571,426	917,681,246
End of period (including distributions in excess of
net investment income and undistributed
net investment of $38,158 and $2, respectively)	$704,920,486	$771,571,426

See notes to financial statements.

	Six Months Ended	Year ended
	June 30,	December 31,
Capital Share Activity	2009	2008
Shares sold:
Class O shares	201,294,319	547,846,233
Institutional Class	2,039,911	35,289,068
Reinvestment of distributions:
Class O shares	500,798	15,600,537
Institutional Class shares	13,496	303,118
Shares redeemed:
Class O shares	(257,554,575)	(704,500,633)
Institutional Class shares	(12,906,729)	(40,544,167)
Total capital share activity	(66,612,780)	(146,005,844)

See notes to financial statements.

LIMITED-TERM PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year ended
	June 30,	December 31,
Increase (Decrease) in Net Assets	2009	2008
Operations:
Net investment income	$939,922	$3,051,978
Net realized gain (loss)	83,211	(3,875,238)
Change in unrealized appreciation or (depreciation)	(3,509,475)	(558,018)

Increase (Decrease) in Net Assets
Resulting from Operations	(2,486,342)	(1,381,278)

Distributions to shareholders from:
Net investment income	(953,549)	(3,048,920)

Capital share transactions:
Shares sold	2,999,045	9,015,138
Reinvestment of distributions	775,925	2,459,240
Redemption fees	4	4
Shares redeemed	(14,650,931)	(65,661,887)
Total capital share transactions	(10,875,957)	(54,187,505)

Total Increase (Decrease) in Net Assets	(14,315,848)	(58,617,703)

Net Assets
Beginning of period	126,900,692	185,518,395
End of period (including distributions in excess of
net investment income of $684,482
and $670,855, respectively)	$112,584,844	$126,900,692

Capital Share Activity
Shares sold	313,769	913,298
Reinvestment of distributions	81,300	249,633
Shares redeemed	(1,530,521)	(6,637,375)
Total capital share activity	(1,135,452)	(5,474,444)

See notes to financial statements.

TAX-FREE BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year ended
	June 30,	December 31,
Increase (Decrease) in Net Assets	2009	2008
Operations:
Net investment income	$1,009,288	$2,029,398
Net realized gain (loss)	(136,131)	(421,885)
Change in unrealized appreciation or (depreciation)	2,227,881	(4,335,944)

Increase (Decrease) in Net Assets
Resulting from Operations	3,101,038	(2,728,431)

Distributions to shareholders from:
Net investment income	(1,011,512)	(2,030,154)

Capital share transactions:
Shares sold	2,613,018	5,014,935
Reinvestment of distributions	834,082	1,682,140
Redemption fees	--	248
Shares redeemed	(1,446,076)	(5,950,442)
Total capital share transactions	2,001,024	746,881

Total Increase (Decrease) in Net Assets	4,090,550	(4,011,704)

Net Assets
Beginning of period	49,369,152	53,380,856
End of period (including undistributed
net investment income of $13,794 and $16,018,
respectively)	$53,459,702	$49,369,152

Capital Share Activity
Shares sold	168,783	322,671
Reinvestment of distributions	54,001	108,306
Shares redeemed	(93,115)	(382,782)
Total capital share activity	129,669	48,195

See notes to financial statements.

LIMITED-TERM PORTFOLIO
STATEMENT OF CASH FLOWS
SIX MONTHS ENDED JUNE 30, 2009

Increase (decrease) in cash
Cash flows from operating activities:
Net decrease in net assets resulting from operations	($2,486,342)
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investment securities	(18,349,830)
Proceeds from disposition of investment securities	21,751,509
Sale of short-term investment securities, net	9,675,000
Decrease in interest receivable	200,186
Increase in receivables for investment securities sold	(2,000,000)
Increase in other assets	(2,020)
Decrease in accrued expenses	(9,579)
Premium amortization and discount accretion, net	326,036
Unrealized depreciation on investment securities	3,509,475
Net realized gain from investments	(83,211)
Net cash used in operating activities	12,531,224

Cash flows from financing activities:
Proceeds from shares sold	2,989,067
Payment on shares redeemed	(14,890,757)
Cash distributions paid	(177,624)
Decrease in line of credit payable	(390,150)
Net cash provided by financing activities	(12,469,464)

Net increase in cash	61,760

Cash:
Beginning balance	1
Ending balance	$61,761

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of reinvestment of distributions of $775,925.

See notes to financial statements.

Notes To Financial Statements

Note A -- Significant Accounting Policies

General: Calvert Tax-Free Reserves (the "Fund") is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund is comprised of four separate portfolios, three of which are reported herein: Money Market, Limited-Term and Tax-Free Bond (formerly known as Long-Term). Money Market and Limited-Term are registered as diversified portfolios and Tax-Free Bond as a non-diversified portfolio. The operations of each Portfolio are accounted for separately. Each Portfolio offers shares of beneficial interest. Money Market Class O shares are sold without a sales charge. Institutional Class shares ceased operations on June 16, 2009 and were sold without a sales charge and required a minimum account balance of $1,000,000 and had a lower expense ratio than Class O shares. The $1 million minimum initial investment may be waived for certain institutional accounts, where it was believed to be in the best interest of the Fund and its shareholders. Class A shares of Limited-Term and Tax-Free Bond are sold with a maximum front-end sales charge of 1.00% and 3.75%, respectively.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Portfolios use independent pricing services approved by the Board of Trustees to value their investments wherever possible. Municipal securities are valued utilizing a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Short-term notes are stated at amortized cost, which approximates fair value. All securities for Money Market are valued at amortized cost which approximates market in accordance with Rule 2a-7 of the Investment Company Act of 1940. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Trustees.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At June 30, 2009, securities valued at $7,257,400, or 6.4% of net assets, of the Limited-Term Portfolio, were fair valued in good faith under the direction of the Board of Trustees.

Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement on Financial Accounting Standards No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund's investments and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 -- quoted prices in active markets for identical securities

Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy during the period. For additional information on the Fund's policy regarding valuation of investments, please refer to the Fund's most recent prospectus.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2009:

Money Market	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal obligations	--	$694,980,079	--	$694,980,079
TOTAL	--	$694,980,079	--	$694,980,079

Limited-Term	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal obligations	--	$101,902,803	$7,257,400	$109,160,203
TOTAL	--	$101,902,803	$7,257,400	$109,160,203

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Limited-Term	Municipal Obligations
Balance as of 12/31/08	$8,908,000
Accrued discounts/ premiums	--
Realized gain (loss)	--
Change in unrealized appreciation (depreciation)	(1,650,600)
Net purchases (sales)	--
Transfers in and/ or out of Level 3	--
Balance as of 6/30/09	$7,257,400

For the six months ended June 30, 2009, total change in unrealized gain (loss) on Level 3 securities for Limited-Term Portfolio included in the change in net assets was ($1,650,600). Total unrealized gain (loss) for all securities (including Level 1 and Level 2) can be found on the accompanying Statement of Operations.

Tax-Free Bond	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal obligations	--	$53,449,560	--	$53,449,560
TOTAL	--	$53,449,560	--	$53,449,560

Repurchase Agreements: The Portfolios may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, hold underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Portfolios could experience a delay in recovering the value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Futures Contracts: The Portfolio may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge. The Portfolio may not enter into futures contracts for the purpose of speculation or leverage. These futures contracts may include, but are not limited to, futures contracts based on U.S. Government obligations. The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. The Portfolio may use futures contracts to hedge against changes in the value of interest rates. The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms. Futures contracts are designed by boards of trade which are designated "contracts markets" by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Portfolio.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. (See Notes to Statements of Net Assets on page 34.) A debt obligation may be removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are accrued daily and paid monthly for Money Market; dividends from net investment income are declared and paid monthly for Limited-Term and Tax-Free Bond. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Fund has arrangements with its custodian banks whereby the custodians' fees may be paid indirectly by credits earned on the Fund's cash on deposit with the banks. These credits are used to reduce the Fund's expenses. Such deposit arrangements may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements or in any of the open tax years; thus, no provision for income tax is required. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service will agree with this opinion. In the event the Internal Revenue Service determines the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

New Accounting Pronouncements:

Effective January 1, 2009, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards (SFAS) No. 161, "Disclosures about Derivative Instruments and Hedging Activities." The new standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand the effect on the Fund's financial position, financial performance, and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

In April 2009, the FASB issued FASB Staff Position No. FAS 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosure are to be expanded for each major category of equity and debt securities. There was no change to the financial position of the Portfolios and the results of their operations due to the adoption of FSP 157-4 and all disclosures have been made for the current period as part of the Notes to Financial Statements and Statements of Net Assets.

Redemption Fee: The Limited-Term and Tax-Free Bond Portfolios charge a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase (Tax-Free Bond) or seven days of purchase (Limited-Term) in the same Portfolio. The redemption fee is paid to the Class of the Portfolio from which the redemption is made, and is accounted for as an addition to paid-in capital. The fee is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Portfolio.

Treasury's Guarantee Plan For Money Market Funds: The Money Market Portfolio has elected to participate in the U.S. Department of the Treasury's Guarantee Program for Money Market Funds (the "Program"). The Program was made available on September 29, 2008 and protects shareholders of record on September 19, 2008 from losses if the Portfolio is unable to maintain a $1.00 net asset value. Covered shareholders will receive $1.00 per share upon liquidation of the Portfolio, subject to adjustment and the overall amount available to all money market funds participating in the Program. The Portfolio will bear the expense of its participation in the Program. For the initial three months of the Program, the participation fee was 0.01% of the Portfolio's net assets as of September 19, 2008 (accordingly, the Portfolio's gross expenses will increase by this amount). Given that asset levels may vary, the yield impact of these fees may vary over time. The Program was initially scheduled to terminate on December 18, 2008, but has been extended by the Treasury Department through September 18, 2009. For the extension of the Program, the Portfolio made two extension payments of 0.015% of the Portfolio's net assets as of September 19, 2008.

Note B -- Related Party Transactions

Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by UNIFI Mutual Holding Company ("UNIFI"). The Advisor provides investment advisory services and pays the salaries and fees of officers and Trustees of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, based on the following annual rates of average daily net assets:

	First	Next	Over
	$500 Million	$500 Million	$1 Billion
Money Market	.25%	.20%	.15%
Limited-Term	.60%	.50%	.40%
Tax-Free Bond	.60%	.50%	.40%

Under terms of the agreement $149,598, $56,153, and $26,286 was payable at period end for Money Market, Limited-Term, and Tax-Free Bond, respectively. In addition, $74,079, $30,465, and $10,458 was payable at period end for operating expenses paid by the Advisor during June 2009, for Money Market, Limited-Term and Tax-Free Bond, respectively.

The Advisor voluntarily reimbursed Money Market Class O shares for expenses of $6,740 during the six months ended June 30, 2009.

Calvert Administrative Services Company ("CASC"), an affiliate of the Advisor, provides administrative services to the Fund for an annual fee. Class O and Institutional Class of Money Market pay annual rates of .26% and .05%, respectively, based on their average daily net assets. The remaining portfolios of the Fund pay monthly an annual fee of $80,000, which is allocated between the Portfolios based on their relative net assets. Under terms of the agreement $151,789, $3,569 and $1,671 was payable at period end for Money Market, Limited-Term and Tax-Free Bond, respectively.

Calvert Distributors, Inc., an affiliate of the Advisor, is the distributor and principal underwriter for the Fund. The Distribution Plan adopted by Class A of Tax-Free Bond allows the Portfolio to pay the distributor for expenses and services associated with distribution of shares. The expenses paid may not exceed an annual rate of average daily net assets of .35% on Tax-Free Bond. The amount actually paid by Tax-Free Bond, is an annualized fee, payable monthly of .09% of the Portfolio's average daily net assets of Class A. Under terms of the agreement $16,829 was payable at period end for Tax-Free Bond.

The Distributor received $1,273 and $6,410 as its portion of commissions charged on sales of Limited-Term and Tax-Free Bond, respectively during the six months ended June 30, 2009.

Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, is the shareholder servicing agent for the Fund. For its services, CSSI received fees of $217,861, $14,338, and $3,487 for the six months ended June 30, 2009 for Money Market, Limited-Term and Tax-Free Bond, respectively. Under terms of the agreement $35,425, $2,295, and $587 was payable at period end for Money Market, Limited-Term, and Tax-Free Bond, respectively. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Trustee of the Fund who is not an employee of the Advisor or its affiliates receives an annual retainer of $32,000 plus up to $1,500 for each Board and Committee meeting attended. Trustee's fees are allocated to each of the funds served.

Note C -- Investment Activity

During the period, the cost of purchases and proceeds from sales of investments, other than short-term securities, were:

	Limited-Term	Tax-Free Bond
Purchases	$18,349,830	$10,825,026
Sales	21,751,509	7,211,120

Money Market held only short-term investments.

The following table presents the cost of investments for federal income tax purposes, the components of net unrealized appreciation (depreciation) as of June 30, 2009 and the net capital loss carryforwards with expiration dates as of December 31, 2008.

	Money Market	Limited-Term	Tax-Free Bond
Federal income tax cost	$694,980,079	$140,959,652	$55,413,270
Unrealized appreciation	--	1,514,939	914,253
Unrealized (depreciation)	--	(33,314,388)	(2,877,963)
Net appreciation (depreciation)	--	($31,799,449)	($1,963,710)

Capital Loss Carryforwards

Expiration Date	Money Market	Limited-Term	Tax-Free Bond
December 31, 2012	--	$2,204,809	--
December 31, 2013	--	$2,278,445	--
December 31, 2014	--	$616,112	$164,287
December 31, 2015	--	$8,150,206	$54,030
December 31, 2016	$40,482	$3,848,026	$22,951

Capital loss carryforwards may be utilized to offset future capital gains until expiration.

The Portfolios may sell or purchase securities to and from other Portfolios managed by the Advisor, typically short-term variable rate demand notes and are primarily used for cash management purposes. Interportfolio transactions are made pursuant to Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2009, such purchase and sales transactions were:

	Money Market	Limited-Term	Tax-Free Bond
Purchases	$123,962,460	$4,800,000	$2,600,000
Sales	163,297,000	25,215,000	6,495,000

Note D -- Line of Credit

A financing agreement is in place with certain Calvert Group Funds and State Street Corporation ("SSC"). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings under the committed facility bear interest at the overnight Federal Funds Rate plus .50% per annum. A commitment fee of .10% per annum is incurred on the unused portion of the committed facility, which is allocated to all participating funds. The Portfolios had no loans outstanding pursuant to this line of credit at June 30, 2009. For the six months ended June 30, 2009, borrowings by the Portfolios under the agreement were as follows:

Portfolio	Average Daily Balance	Weighted Average Interest Rate	Maximum Amount Borrowed	Month of Maximum Amount Borrowed
Money Market	$955,779	0.76%	$10,907,550	January 2009
Limited-Term	242,034	0.74%	4,634,276	February 2009
Tax-Free Bond	66,535	0.76%	1,091,513	February 2009

Note E -- Subsequent Events

On July 13, 2009, shareholders of the Calvert Tax-Free Reserves Long-Term Portfolio approved a resolution to amend the "Principal Investment Strategies" section of the Calvert Tax-Free Reserves Long-Term Portfolio prospectus. The purpose of this amendment was to change the investment strategy of the Calvert Tax-Free Reserves Long-Term Portfolio, which had historically emphasized investment in long-term tax-exempt fixed income securities, to a strategy that is not limited to investing in securities with any particular maturity or duration and that does not target any particular average portfolio maturity or average portfolio duration. The Board of Trustees had previously determined that, upon shareholder approval of this prospectus amendment, the name of the Calvert Tax-Free Reserves Long-Term Portfolio would be changed to Calvert Tax-Free Bond Fund.

On July 31, 2009, the net assets of the Calvert Tax-Free Reserves, Limited-Term Portfolio merged into the Calvert Tax-Free Bond Fund. The merger was accomplished by a tax-free exchange of 7,018,539 shares of the Calvert Tax-Free Bond Fund (valued at $109,794,351) for 11,765,268 shares of the Limited-Term Portfolio outstanding at July 31, 2009. The Limited-Term Portfolio's net assets as of July 31, 2009, including $32,380,939 of unrealized depreciation, were combined with those of the Calvert Tax-Free Bond Fund.

Money Market Portfolio
Financial Highlights

		Periods Ended
	June 30,	December 31,	December 31,
Class O Shares	2009	2008	2007
Net asset value, beginning	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	.001	.018	.030
Distributions from
Net investment income	(.001)	(.018)	(.030)
Net asset value, ending	$1.00	$1.00	$1.00

Total return*	.07%	1.83%	3.06%
Ratios to average net assets: A
Net investment income	.13% (a)	1.82%	3.00%
Total expenses	.75% (a)	.68%	.68%
Expenses before offsets	.75% (a)	.68%	.68%
Net expenses	.74% (a)	.67%	.66%
Net assets, ending (in thousands)	$704,920	$760,722	$901,876

		Years Ended
	December 31,	December 31,	December 31,
Class O Shares	2006	2005	2004
Net asset value, beginning	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	.028	.018	.006
Distributions from
Net investment income	(.028)	(.018)	(.006)
Net asset value, ending	$1.00	$1.00	$1.00

Total return*	2.83%	1.79%	.58%(x)
Ratios to average net assets: A
Net investment income	2.78%	1.77%	.57%
Total expenses	.69%	.69%	.70%
Expenses before offsets	.69%	.69%	.69%
Net expenses	.67%	.68%	.69%
Net assets, ending (in thousands)	$903,667	$987,404	$1,069,129

See notes to financial highlights.

Money Market Portfolio
Financial Highlights

		Periods Ended
	June 16,	December 31,	December 31,
Institutional Class	2009 (y)	2008	2007
Net asset value, beginning	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	.001	.021	.033
Distributions from
Net investment income	(.001)	(.021)	(.033)
Net asset value, ending	$1.00	$1.00	$1.00

Total return*	.15%	2.09%	3.32%
Ratios to average net assets: A
Net investment income	.32% (a)	2.06%	3.26%
Total expenses	.57% (a)	.43%	.43%
Expenses before offsets	.57% (a)	.43%	.43%
Net expenses	.57% (a)	.42%	.41%
Net assets, ending (in thousands)	$0	$10,850	$15,806

		Years Ended
	December 31,	December 31,	December 31,
Institutional Class	2006	2005	2004
Net asset value, beginning	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	.030	.021	.009
Distributions from
Net investment income	(.030)	(.021)	(.009)
Net asset value, ending	$1.00	$1.00	$1.00

Total return*	3.08%	2.09%	.90%(x)
Ratios to average net assets: A
Net investment income	3.00%	2.09%	.87%
Total expenses	.43%	.38%	.38%
Expenses before offsets	.43%	.38%	.37%
Net expenses	.41%	.37%	.37%
Net assets, ending (in thousands)	$11,533	$41,330	$29,729

See notes to financial highlights.

Limited-Term Portfolio
Financial Highlights

		Periods Ended
	June 30,	December 31,	December 31,
Class A Shares	2009	2008	2007
Net asset value, beginning	$9.68	$9.98	$10.40
Income from investment operations
Net investment income	.07	.18	.20
Net realized and unrealized gain (loss)	(.27)	(.28)	(.38)
Total from investment operations	(.20)	(.10)	(.18)
Distributions from
Net investment income	(.08)	(.20)	(.24)
Total distributions	(.08)	(.20)	(.24)
Total increase (decrease) in net asset value	(.28)	(.30)	(.42)
Net asset value, ending	$9.40	$9.68	$9.98

Total return*	(2.11%)	(1.03%)	(1.75%)
Ratios to average net assets: A
Net investment income	1.58% (a)	2.01%	2.23%
Total expenses	.86% (a)	.83%	.77%
Expenses before offsets	.86% (a)	.83%	.77%
Net expenses	.86% (a)	.82%	.77%
Portfolio turnover	16%	102%	140%
Net assets, ending (in thousands)	$112,585	$126,901	$185,518

See notes to financial highlights.

Limited-Term Portfolio
Financial Highlights

		Years Ended
	December 31,	December 31,	December 31,
Class A Shares	2006	2005	2004
Net asset value, beginning	$10.57	$10.61	$10.74
Income from investment operations
Net investment income	32.27		.20
Net realized and unrealized gain (loss)	(.17)	(.04)	(.13)
Total from investment operations	.15	.23	.07
Distributions from
Net investment income	(.32)	(.27)	(.20)
Total distributions	(.32)	(.27)	(.20)
Total increase (decrease) in net asset value	(.17)	(.04)	(.13)
Net asset value, ending	$10.40	$10.57	$10.61

Total return*	1.40%	2.21%	.62%
Ratios to average net assets: A
Net investment income	2.97%	2.50%	1.80%
Total expenses	.71%	.66%	.59%
Expenses before offsets	.71%	.66%	.59%
Net expenses	.70%	.66%	.59%
Portfolio turnover	110%	57%	39%
Net assets, ending (in thousands)	$464,571	$770,320	$1,210,008

See notes to financial highlights.

Tax-Free Bond Fund
Financial Highlights

		Periods Ended
	June 30,	December 31,	December 31,
Class A shares	2009	2008	2007
Net asset value, beginning	$14.80	$16.24	$16.57
Income from investment operations
Net investment income	.30	.62	.62
Net realized and unrealized gain (loss)	.63	(1.44)	(.33)
Total from investment operations	.93	(.82)	.29
Distributions from
Net investment income	(.30)	(.62)	(.62)
Total distributions	(.30)	(.62)	(.62)
Total increase (decrease) in net asset value	.63	(1.44)	(.33)
Net asset value, ending	$15.43	$14.80	$16.24

Total return*	6.28%	(5.18%)	1.80%
Ratios to average net assets: A
Net investment income	3.87% (a)	3.93%	3.79%
Total expenses	.93% (a)	.93%	.91%
Expenses before offsets	.93% (a)	.93%	.91%
Net expenses	.93% (a)	.92%	.90%
Portfolio turnover	14%	48%	47%
Net assets, ending (in thousands)	$53,460	$49,369	$53,381

See notes to financial highlights.

Tax-Free Bond Fund
Financial Highlights

		Years Ended
	December 31,	December 31,	December 31,
Class A Shares	2006	2005	2004
Net asset value, beginning	$16.54	$16.64	$16.93
Income from investment operations
Net investment income	.66	.68	.65
Net realized and unrealized gain (loss)	.03	**	(.29)
Total from investments	.69	.68	.36
Distributions from
Net investment income	(.66)	(.68)	(.65)
Net realized gain	--	(.10)	--
Total distributions	(.66)	(.78)	(.65)
Total increase (decrease) in net asset value	.03	(.10)	(.29)
Net asset value, ending	$16.57	$16.54	$16.64

Total return*	4.25%	4.15%	2.20%
Ratios to average net assets: A
Net investment income	3.93%	4.04%	3.91%
Total expenses	.88%	.89%	.89%
Expenses before offsets	.82%	.89%	.88%
Net expenses	.80%#	.88%	.88%
Portfolio turnover	60%	116%	151%
Net assets, ending (in thousands)	$52,855	$62,930	$63,310

See notes to financial highlights.

A Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(a) Annualized.

(x) On December 31, 2004, the Advisor voluntarily contributed $57,730 and $73,758 to Money Market's Class O and Class I shares, respectively, to offset some embedded capital losses in the Fund's NAV, which are not deductible for tax purposes. This transaction was deemed a "payment by affiliate." This payment by affiliate is not available for distribution and therefore does not affect total return.

(y) Institutional Class ceased operations on June 16, 2009.

* Total return does not reflect deduction of Class A front-end sales charge and is not annualized for periods less than one year.

** Amount was less than .001 per share.

# Net expenses would have been .86% absent the non-recurring fee waiver by the Fund's third party service provider.

See notes to financial statements.

Explanation of Financial Tables

Schedule of Investments

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

Statement of Assets and Liabilities

The Statement of Assets and Liabilities is often referred to as the fund's balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund's assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund's liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund's net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund's net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

Statement of Net Assets

The Statement of Net Assets provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund's net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund's net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Statement of Operations

The Statement of Operations summarizes the fund's investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the fund's expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

Statement of Changes in Net Assets

The Statement of Changes in Net Assets shows how the fund's total net assets changed during the two most recent reporting periods. Changes in the fund's net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

Financial Highlights

The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund's net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund's performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund's cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund's investment portfolio -- how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund's investments and the investment style of the portfolio manager.

Proxy Voting

The Proxy Voting Guidelines of the Calvert Funds that the Fund uses to determine how to vote proxies relating to portfolio securities are provided as an Appendix to the Fund's Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com; or by visiting the SEC's website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund's website at www.calvert.com and on the SEC's website at www.sec.gov.

Availability of Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

To Open an Account
800-368-2748

Yields and Prices
Calvert Information Network
(24 hours, 7 days a week)
800-368-2745

Service for Existing Account
Shareholders: 800-368-2745
Brokers: 800-368-2746

TDD for Hearing Impaired
800-541-1524

Branch Office
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814

Registered, Certified
or Overnight Mail
Calvert Group
c/o BFDS,
330 West 9th Street
Kansas City, MO 64105

Web Site
www.calvert.com

Principal Underwriter
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814

Calvert Tax-Free Reserves

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.

Calvert's Family of Funds

Tax-Exempt Money Market Funds

CTFR Money Market Portfolio

Taxable Money Market Funds
First Government Money Market Fund
CSIF Money Market Portfolio

Municipal Funds
Calvert Tax-Free Bond Fund

Taxable Bond Funds
CSIF Bond Portfolio
Income Fund
Short Duration Income Fund
Long-Term Income Fund
Ultra-Short Income Fund
Government Fund
Short-Term Government Fund
High-Yield Bond Fund

Equity Funds
CSIF Enhanced Equity Portfolio
CSIF Equity Portfolio
Calvert Large Cap Growth Fund
Calvert Large Cap Value Fund
Calvert Social Index Fund
Capital Accumulation Fund
CWV International Equity Fund
New Vision Small Cap Fund
Small Cap Value Fund
Mid Cap Value Fund
Global Alternative Energy Fund
Global Water Fund
International Opportunities Fund

Balanced and Asset
Allocation Funds
CSIF Balanced Portfolio
Calvert Conservative Allocation Fund
Calvert Moderate Allocation Fund
Calvert Aggressive Allocation Fund


CALVERT TAX-FREE RESERVES
Vermont Municipal Portfolio

Semi-Annual Report

June 30, 2009

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TABLE
OF CONTENTS

4	Economic Sectors
5	Shareholder Expense Example
7	Statement of Net Assets
10	Statement of Operations
11	Statements of Changes in Net Assets
12	Notes to Financial Statements
19	Financial Highlights
21	Explanation of Financial Tables
23	Proxy Voting and Availability of Quarterly Portfolio Holdings

ECONOMIC SECTORS
JUNE 30, 2009

% of total investments
Bond Bank	7.1%
Education	2.4%
Electric	16.0%
Health/Hospital	4.4%
Higher Education	12.9%
Housing	0.3%
Industrial Development Revenue/Pollution Control Revenue	1.3%
Other Transportation	8.0%
Prerefunded/Escrow to Maturity	16.3%
Single Family Housing	4.4%
Special Tax	2.4%
State General Obligation	24.5%
Total	100%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, and redemption fees; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09 - 6/30/09
Actual	$1,000.00	$1,047.70	$4.39
Hypothetical	$1,000.00	$1,020.51	$4.33
(5% return per year before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 0.86% multiplied by the average account value over the period, multiplied by 181/365.

STATEMENT OF NET ASSETS
JUNE 30, 2009

	PRINCIPAL
MUNICIPAL OBLIGATIONS - 98.5%	AMOUNT	VALUE
Vermont - 67.6%
Burlington Vermont Electric Revenue Bonds:
6.375%, 7/1/10	$3,125,000	$3,271,125
5.375%, 7/1/12	1,405,000	1,539,515
Rutland County Vermont Solid Waste District Revenue Bonds:
6.75%, 11/1/09	100,000	101,421
6.80%, 11/1/10	100,000	105,333
6.80%, 11/1/11	100,000	108,894
6.85%, 11/1/12	100,000	112,083
University of Vermont and State Agriculture College Revenue
Bonds:
5.00%, 10/1/19	1,000,000	1,047,210
5.00%, 10/1/23	1,000,000	1,018,190
5.125%, 10/1/27 (prerefunded 10/1/12 @ 100)	1,000,000	1,121,420
Vermont Municipal Bond Bank Revenue Bonds:
5.00%, 12/1/17	1,000,000	1,086,500
5.00%, 12/1/19	2,000,000	2,067,120
Vermont State Educational & Health Buildings Financing
Agency Revenue Bonds:
5.00%, 12/1/12	1,000,000	1,011,130
5.00%, 10/1/23	1,000,000	1,002,390
5.00%, 11/1/32	1,810,000	1,835,394
5.50%, 1/1/33	1,100,000	888,481
5.00%, 10/31/46	1,000,000	968,410
Vermont State Educational & Health Buildings Financing
Agency Revenue VRDN, 2.32%, 10/1/36 (r)	950,000	950,000
Vermont State GO Bonds:
5.00%, 2/1/15	1,850,000	2,067,912
5.00%, 3/1/15	1,215,000	1,389,097
5.00%, 7/15/17	1,200,000	1,382,376
4.625%, 8/1/17	2,000,000	2,070,280
4.25%, 3/1/26	450,000	452,106
4.50%, 7/15/26	1,000,000	1,021,650
4.50%, 3/1/28	400,000	405,304
Vermont State Housing Finance Agency Revenue Bonds,
5.35%, 5/1/36	120,000	118,409
Vermont State Housing Finance Agency Single Family
Revenue Bonds:
4.00%, 11/1/12 (r)	515,000	517,987
5.25%, 11/1/20	180,000	180,574

	PRINCIPAL
MUNICIPAL OBLIGATIONS - Cont'd	AMOUNT	VALUE
Vermont - Cont'd
5.55%, 11/1/21	$535,000	$537,038
4.90%, 11/1/22	730,000	735,913
Vermont State Public Power Supply Authority Revenue
Bonds, 5.25%, 7/1/13	1,200,000	1,306,320

Total Vermont (Cost $29,801,119)	30,419,582

Territories - 30.9%
Guam Electric Power Authority Revenue Bonds,
5.25%, 10/1/12	1,000,000	988,760
Guam Government LO Highway and Transportation
Authority Revenue Bonds, 4.50%, 5/1/12	1,500,000	1,532,100
Puerto Rico Commonwealth GO Bonds:
6.50%, 7/1/14	1,000,000	1,067,040
5.50%, 7/1/17	1,000,000	979,130
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue Bonds:
5.50%, 7/1/17	2,000,000	2,024,520
5.25%, 7/1/38 (prerefunded 7/1/12 @ 100)	1,000,000	1,099,480
6.00%, 7/1/39 (prerefunded 7/1/10 @ 101)	500,000	531,295
5.00%, 7/1/40 (prerefunded 7/1/15 @ 100)	500,000	574,985
Puerto Rico Housing Finance Authority Revenue Bonds,
5.00%, 12/1/16 (prerefunded 12/1/13 @ 100)	1,465,000	1,635,248
Puerto Rico Public Buildings Authority Revenue Bonds,
5.25%, 7/1/29 (prerefunded 7/1/14 @ 100)	1,500,000	1,685,340
Puerto Rico Public Finance Corp. Revenue Bonds, 5.50%,
8/1/27 (escrowed to maturity)	500,000	558,760
Virgin Islands Public Finance Authority Revenue Bonds:
5.25%, 10/1/15	1,000,000	1,050,170
4.25%, 10/1/29	200,000	152,866

Total Territories (Cost $13,984,633)		13,879,694

TOTAL INVESTMENTS (Cost $43,785,752) - 98.5%		44,299,276
Other assets and liabilities, net - 1.5%		652,273
NET ASSETS		$44,951,549

Net Assets Consist Of:
Paid-in capital applicable to 2,924,668 shares of beneficial interest, unlimited number of no par value shares authorized		$44,863,112
Undistributed net investment income		2,836
Accumulated net realized gain (loss) on investments		(427,923)
Net unrealized appreciation (depreciation) on investments		513,524

Net Assets		$44,951,549

Net Asset Value per Share		$15.37

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Abbreviations:
GO: General Obligation
LO: Limited Obligation
VRDN: Variable Rate Demand Notes

See notes to financial statements.

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2009

Net Investment Income
Investment Income:
Interest income	$1,013,870

Expenses:
Investment advisory fee	144,165
Transfer agency fees and expenses	17,871
Administrative fees	8,760
Trustee's fees and expenses	1,307
Accounting fees	3,881
Custodian fees	5,149
Registration fees	1,901
Reports to shareholders	5,319
Professional fees	13,781
Miscellaneous	5,569
Total expenses	207,703
Fees paid indirectly	(6)
Net expenses	207,697

Net Investment Income	806,173

Realized and urealized Gain (Loss)
Net realized gain (loss) on:
Investments	(65,347)
Futures	26,542
(38,805)

Change in unrealized appreciation (depreciation) on:
Investments	1,419,726
Futures	103,787
1,523,513

Net Realized and Unrealized Gain
(Loss)	1,484,708

Increase (Decrease) in Net Assets
Resulting From Operations	$2,290,881

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	June 30,	December 31,
Increase (Decrease) in Net Assets	2009	2008
Operations:
Net investment income	$806,173	$1,699,460
Net realized gain (loss)	(38,805)	(365,905)
Change in unrealized appreciation or (depreciation)	1,523,513	(2,010,854)

Increase (Decrease) in Net Assets
Resulting From Operations	2,290,881	(677,299)
Distributions to shareholders from:
Net investment income	(812,263)	(1,699,967)
Net realized gain	--	--
Total distributions	(812,263)	(1,699,967)

Capital share transactions:
Shares sold	1,160,164	6,154,434
Reinvestment of distributions	447,929	982,583
Redemption fees	8	39
Shares redeemed	(6,549,499)	(4,950,070)
Total capital share transactions	(4,941,398)	2,186,986

Total Increase (Decrease)
in Net Assets	(3,462,780)	(190,280)

Net Assets
Beginning of period	48,414,329	48,604,609
End of period (including undistributed net investment income of $2,836 and $8,926, respectively)	$44,951,549	$48,414,329

Capital Share Activity
Shares sold	75,510	399,476
Reinvestment of distributions	29,138	64,161
Shares redeemed	(425,476)	(322,139)
Total capital share activity	(320,828)	141,498

See notes to financial statements.

Notes To Financial Statements

Note A -- Significant Accounting Policies

General: The Vermont Municipal Portfolio (the "Portfolio"), a series of Calvert Tax-Free Reserves (the "Fund"), is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund is comprised of four separate portfolios. The operations of each series are accounted for separately. Class A shares of the Portfolio are sold with a maximum front-end sales charge of 3.75%.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Portfolio uses independent pricing services approved by the Board of Trustees to value its investments wherever possible. Municipal securities are valued utilizing a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Short-term notes are stated at amortized cost, which approximates fair value. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Trustees.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At June 30, 2009, no securities were fair valued under the direction of the Board of Trustees.

Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement on Financial Accounting Standards No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio's investments and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 -- quoted prices in active markets for identical securities

Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -- significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy during the period. For additional information on the Portfolio's policy regarding valuation of investments, please refer to the Portfolio's most recent prospectus.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2009:

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal obligations	--	$44,299,276	--	$44,299,276
TOTAL	--	$44,299,276	--	$44,299,276

Futures Contracts: The Fund may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge. The Fund may not enter into futures contracts for the purpose of speculation or leverage. These futures contracts may include, but are not limited to, futures contracts based on U.S. Government obligations. The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to hedge against changes in the interest rates. The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms. Futures contracts are designed by boards of trade which are designated "contracts markets" by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Interest income is recorded on the accrual basis and includes accretion of discount and amortization of premium.

Redemption Fees: The Portfolio charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Portfolio. The redemption fee is paid to the Class of the Portfolio from which the redemption is made and is accounted for as an addition to paid-in capital. The fee is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Portfolio.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income are paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolio has an arrangement with its custodian bank whereby the custodian's fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. These credits are used to reduce the Portfolio's expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements or in any of the open tax years; thus, no provision for income tax is required. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service will agree with this opinion. In the event the Internal Revenue Service determines the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

New Accounting Pronouncements:

Effective January 1, 2009, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards (SFAS) No. 161, "Disclosures about Derivative Instruments and Hedging Activities." The new standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand the effect on the Fund's financial position, financial performance, and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

In April 2009, the FASB issued FASB Staff Position No. FAS 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosure are to be expanded for each major category of equity and debt securities. There was no change to the financial position of the Portfolio and the results of its operations due to the adoption of FSP 157-4 and all disclosures have been made for the current period as part of the Notes to Financial Statements and Statement of Net Assets.

Note B -- Related Party Transactions

Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by UNIFI Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Trustees of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly based on the following annual rates of average daily net assets: .60% on the first $500 million, .50% on the next $500 million and .40% on the excess of $1 billion. Under the term of the agreement, $22,443 was payable at period end. In addition, $11,351 was payable at period end for operating expenses paid by the Advisor during June 2009.

Calvert Administrative Services Company ("CASC"), an affiliate of the Advisor, provides administrative services to the Fund for an annual fee. The Fund (exclusive of the Money Market portfolio) pays monthly an annual fee of $80,000, which is allocated between the Portfolios based on their relative net assets. Under the terms of the agreement, $1,427 was payable at period end.

Calvert Distributors, Inc., an affiliate of the Advisor, is the distributor and principal underwriter for the Portfolio. The Distributor received $3,582 as its portion of commissions charged on sales of the Portfolio for the six months ended June 30, 2009.

Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, is the shareholder servicing agent for the Portfolio. For its services, CSSI received a fee of $2,636 for the six months ended June 30, 2009. Under the terms of the agreement, $425 was payable at period end. Boston Financial Data Services, Inc., is the transfer and dividend disbursing agent.

Each Trustee of the Fund who is not an employee of the Advisor or its affiliates receives an annual retainer of $32,000 plus up to $1,500 for each Board and Committee meeting attended. Trustee's fees are allocated to each of the funds served.

Note C -- Investment Activity

During the period, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $3,992,231 and $8,762,530, respectively.

The cost of investments owned at June 30, 2009 for federal income tax purposes was $43,785,701. Net unrealized appreciation aggregated $513,575, of which $1,286,934 related to appreciated securities and $773,359 related to depreciated securities.

Net capital loss carryforwards of $10,790 and $24,498 at December 31, 2008 may be utilized to offset future capital gains until expiration in December 2015 and December 2016, respectively.

The Portfolio may sell or purchase securities to and from other Portfolios managed by the Advisor, typically short-term variable rate demand notes. Interportfolio transactions are primarily used for cash management purposes. Interportfolio transactions are made pursuant to Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2009, such purchase and sales transactions were $3,900,000 and $4,612,460, respectively. The sales transactions resulted in a net realized gain of $20,158.

Note D -- Line of Credit

A financing agreement is in place with certain Calvert Group Funds and State Street Corporation ("SSC"). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings under the committed facility bear interest at the overnight Federal Funds Rate plus .50% per annum. A commitment fee of .10% per annum is incurred on the unused portion of the committed facility, which is allocated to all participating funds. The Portfolio had no loans outstanding pursuant to this line of credit at June 30, 2009. For the six months ended June 30, 2009, borrowing information by the Portfolio under the Agreement was as follows:

Average Daily Balance	Weighted Average Interest Rate	Maximum Amount Borrowed	Month of Maximum Amount Borrowed
$63,085	0.72%	$892,250	June 2009

Note E -- Subsequent Event

On July 31, 2009, the net assets of the Vermont Municipal Portfolio merged into the Calvert Tax-Free Reserves, Tax-Free Bond Fund. The merger was accomplished by a tax-free exchange of 2,790,066 shares of the Tax-Free Bond Fund (valued at $43,622,620) for 2,804,411 shares of the Vermont Municipal Portfolio outstanding at July 31, 2009. The Vermont Municipal Portfolio's net assets as of July 31, 2009, including $870,726 of unrealized appreciation, were combined with those of the Tax-Free Bond Fund.

Financial Highlights

		Periods Ended
	June 30,	December 31,	December 31,
Class A Shares	2009	2008	2007
Net asset value, beginning	$14.92	$15.66	$15.70
Income from investment operations
Net investment income	.26	.53	.55
Net realized and unrealized gain (loss)	.45	(.74)	(.03)
Total from investment operations	.71	(.21)	.52
Distributions from
Net investment income	(.26)	(.53)	(.55)
Net realized gain	--	--	(.01)
Total distributions	(.26)	(.53)	(.56)
Total increase (decrease) in net asset value	.45	(.74)	(.04)
Net asset value, ending	$15.37	$14.92	$15.66

Total return *	4.77%	(1.35%)	3.40%
Ratios to average net assets: A
Net investment income	3.36% (a)	3.46%	3.54%
Total expenses	.86% (a)	.82%	.81%
Expenses before offsets	.86% (a)	.82%	.81%
Net expenses	.86% (a)	.82%	.80%
Portfolio turnover	8%	12%	15%
Net assets, ending (in thousands)	$44,952	$48,414	$48,605

See notes to financial highlights.

Financial Highlights

		Years Ended
	December 31,	December 31,	December 31,
Class A Shares	2006	2005	2004
Net asset value, beginning	$15.64	$15.98	$16.16
Income from investment operations
Net investment income	.55	.56	.56
Net realized and unrealized gain (loss)	.07	(.24)	(.18)
Total from investment operations	.62	.32	.38
Distributions from
Net investment income	(.56)	(.56)	(.56)
Net realized gain	--	(.10)	--
Total distributions	(.56)	(.66)	(.56)
Total increase (decrease) in net asset value	.06	(.34)	(.18)
Net asset value, ending	$15.70	$15.64	$15.98

Total return *	4.03%	2.05%	2.44%
Ratios to average net assets: A
Net investment income	3.53%	3.56%	3.53%
Total expenses	.79%	.81%	.81%
Expenses before offsets	.73%	.81%	.80%
Net expenses	.72%#	.80%	.80%
Portfolio turnover	5%	13%	15%
Net assets, ending (in thousands)	$49,041	$49,586	$51,655

A Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.

(a) Annualized.

* Total return does not reflect the deduction of Class A front end sales charge and is not annualized for periods less than one year.

# Net expenses would have been .78% absent the non-recurring fee waiver by the Fund's third party service provider.

See notes to financial statements.

Explanation of Financial Tables

Schedule of Investments

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

Statement of Assets and Liabilities

The Statement of Assets and Liabilities is often referred to as the fund's balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund's assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund's liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund's net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund's net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

Statement of Net Assets

The Statement of Net Assets provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund's net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund's net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Statement of Operations

The Statement of Operations summarizes the fund's investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the fund's expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

Statement of Changes in Net Assets

The Statement of Changes in Net Assets shows how the fund's total net assets changed during the two most recent reporting periods. Changes in the fund's net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

Financial Highlights

The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund's net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund's performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund's cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund's investment portfolio -- how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund's investments and the investment style of the portfolio manager.

Proxy Voting

The Proxy Voting Guidelines of the Calvert Funds that the Fund uses to determine how to vote proxies relating to portfolio securities are provided as an Appendix to the Fund's Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com; or by visiting the SEC's website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund's website at www.calvert.com and on the SEC's website at www.sec.gov.

Availability of Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

To Open an Account
800-368-2748

Yields and Prices
Calvert Information Network
(24 hours, 7 days a week)
800-368-2745

Service for Existing Account
Shareholders: 800-368-2745
Brokers: 800-368-2746

TDD for Hearing Impaired
800-541-1524

Branch Office
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814

Registered, Certified
or Overnight Mail
Calvert Group
c/o BFDS,
330 West 9th Street
Kansas City, MO 64105

Web Site
www.calvert.com

Principal Underwriter
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814

Calvert Tax-Free Reserves Vermont Municipal Portfolio

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.

Calvert's Family of Funds

Tax-Exempt Money Market Funds

CTFR Money Market Portfolio

Taxable Money Market Funds
First Government Money Market Fund
CSIF Money Market Portfolio

Municipal Funds
Calvert Tax-Free Bond Fund

Taxable Bond Funds
CSIF Bond Portfolio
Income Fund
Short Duration Income Fund
Long-Term Income Fund
Ultra-Short Income Fund
Government Fund
Short-Term Government Fund
High-Yield Bond Fund

Equity Funds
CSIF Enhanced Equity Portfolio
CSIF Equity Portfolio
Calvert Large Cap Growth Fund
Calvert Large Cap Value Fund
Calvert Social Index Fund
Capital Accumulation Fund
CWV International Equity Fund
New Vision Small Cap Fund
Small Cap Value Fund
Mid Cap Value Fund
Global Alternative Energy Fund
Global Water Fund
International Opportunities Fund

Balanced and Asset
Allocation Funds
CSIF Balanced Portfolio
Calvert Conservative Allocation Fund
Calvert Moderate Allocation Fund
Calvert Aggressive Allocation Fund


Item 2. Code of Ethics.

Not Applicable

Item 3. Audit Committee Financial Expert.

Not Applicable

Item 4. Principal Accountant Fees and Services.

Not Applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

  This Schedule is included as part of the report to shareholders filed under Item 1 of this Form.
  Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees since registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures.

(a) The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not Applicable

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).

Attached hereto.

(a)(3) Not applicable.

(b) A certification for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached hereto. The certification furnished pursuant to this paragraph is not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the registrant specifically incorporates it by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT TAX-FREE RESERVES

By:	___/s/ Barbara J. Krumsiek Barbara J. Krumsiek President -- Principal Executive Officer
Date:	August 31, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

_/s/ Barbara J. Krumsiek
Barbara J. Krumsiek
President -- Principal Executive Officer
Date: August 31, 2009

__/s/ Ronald M. Wolfsheimer
Ronald M. Wolfsheimer
Treasurer -- Principal Financial Officer
Date: August 31, 2009